UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21558

Pioneer Short Term Income Fund
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  August 31

Date of reporting period:  November 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer Short Term Income Fund

NQ | November 30, 2017

Ticker Symbol: Class A STABX Class C PSHCX Class C2 STIIX Class K STIKX Class Y PSHYX

Principal
Amount
USD ($)		Value
	UNAFFILIATED ISSUERS - 100.6%
	ASSET BACKED SECURITIES - 16.1% of Net Assets
260,063(a)	321 Henderson Receivables I LLC, Series 2005-1A, Class A1, 1.48% (1 Month USD LIBOR + 23 bps), 11/15/40 (144A)	$247,533
365,558(a)	321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 1.45% (1 Month USD LIBOR + 20 bps), 6/15/41 (144A)	356,762
283,623(a)	321 Henderson Receivables I LLC, Series 2007-1A, Class A1, 1.45% (1 Month USD LIBOR + 20 bps), 3/15/42 (144A)	262,996
15,977(a)	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs, Series 2004-3, Class A1, 2.049% (1 Month USD LIBOR + 72 bps), 9/25/34	15,983
5,202(a)	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs, Series 2004-3, Class A2B, 2.429% (1 Month USD LIBOR + 110 bps), 9/25/34	5,206
5,009(a)	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs, Series 2005-4, Class 1A4, 1.699% (1 Month USD LIBOR + 37 bps), 10/25/35	5,010
35,147	Alterna Funding II LLC, Series 2015-1A, Class A, 2.5%, 2/15/24 (144A)	35,059
185,280	Alterna Funding II LLC, Series 2015-1A, Class B, 3.2%, 2/15/24 (144A)	184,353
500,000	American Credit Acceptance Receivables Trust, Series 2016-4, Class B, 2.11%, 2/12/21 (144A)	499,852
692,651	American Credit Acceptance Receivables Trust, Series 2017-2, Class A, 1.84%, 7/13/20 (144A)	692,454
500,000	American Credit Acceptance Receivables Trust, Series 2017-3, Class B, 2.25%, 1/11/21 (144A)	498,649
550,000	AmeriCredit Automobile Receivables Trust, Series 2013-4, Class D, 3.31%, 10/8/19	552,734
157,818(a)	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs, Series 2004-R6, Class A1, 1.749% (1 Month USD LIBOR + 42 bps), 7/25/34	157,548
167,261(a)	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs, Series 2005-R11, Class A2D, 1.659% (1 Month USD LIBOR + 33 bps), 1/25/36	167,172
462,260(a)	AMSR Trust, Series 2016-SFR1, Class C, 3.5% (1 Month USD LIBOR + 225 bps), 11/17/33 (144A)	468,277
300,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2016-FL1A, Class A, 2.95% (1 Month USD LIBOR + 170 bps), 9/15/26 (144A)	304,848
510,000	Ascentium Equipment Receivables LLC, Series 2015-1A, Class D, 3.24%, 1/10/22 (144A)	510,116
200,000	Ascentium Equipment Receivables LLC, Series 2015-1A, Class E, 5.92%, 6/12/23 (144A)	200,773
700,000	Ascentium Equipment Receivables Trust, Series 2016-2A, Class D, 4.2%, 9/12/22 (144A)	710,702
300,000	Ascentium Equipment Receivables Trust, Series 2017-2A, Class D, 3.56%, 10/10/25 (144A)	299,135
150,140(a)	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE1, Class M2, 4.775% (1 Month USD LIBOR + 353 bps), 1/15/33	151,117
7,385(a)	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE6, Class A2, 2.049% (1 Month USD LIBOR + 72 bps), 9/25/34	7,384
21,783(a)	Asset Backed Securities Corp. Home Equity Loan Trust, Series AEG 2006-HE1, Class A3, 1.529% (1 Month USD LIBOR + 20 bps), 1/25/36	21,622
299,996	Axis Equipment Finance Receivables III LLC, Series 2015-1A, Class C, 3.41%, 4/20/20 (144A)	296,984
99,999	Axis Equipment Finance Receivables III LLC, Series 2015-1A, Class D, 4.05%, 5/20/20 (144A)	98,022
782,989	Axis Equipment Finance Receivables III LLC, Series 2015-1A, Class E, 5.27%, 5/20/20 (144A)	767,621
499,954	AXIS Equipment Finance Receivables IV LLC, Series 2016-1A, Class D, 4.67%, 3/20/22 (144A)	495,810
1,225,000(a)	BA Credit Card Trust, Series 2016-A1, Class A, 1.64% (1 Month USD LIBOR + 39 bps), 10/15/21	1,230,379
400,000(a)	Barclays Dryrock Issuance Trust, Series 2017-2, Class A, 1.55% (1 Month USD LIBOR + 30 bps), 5/15/23	401,059
81,967(b)	Bayview Financial Asset Trust, Series 2003-AA, Class M1, 4.91%, 2/25/33 (144A)	81,753
242,646(a)	Bayview Financial Mortgage Pass-Through Trust, Series 2005-C, Class M1, 1.838% (1 Month USD LIBOR + 50 bps), 6/28/44	242,363
400,000	BCC Funding Corp. X, Series 2015-1, Class D, 4.544%, 12/21/20 (144A)	398,367
800,000	BCC Funding Corp. X, Series 2015-1, Class E, 5.523%, 1/20/21 (144A)	821,480
424,792(a)	Bear Stearns ALT-A Trust, Series 2004-12, Class 1A1, 2.029% (1 Month USD LIBOR + 70 bps), 1/25/35	424,873
124,707(a)	Bear Stearns Asset Backed Securities I Trust, Series 2005-FR1, Class M1, 2.079% (1 Month USD LIBOR + 75 bps), 6/25/35	$124,817
6,293(a)	Bear Stearns Asset Backed Securities Trust, Series 2004-2, Class A3, 2.529% (1 Month USD LIBOR + 120 bps), 8/25/34	6,299
69,782(a)	Bear Stearns Asset Backed Securities Trust, Series 2006-SD2, Class A3, 1.819% (1 Month USD LIBOR + 49 bps), 6/25/36	69,054
86,826	BlueVirgo Trust, Series 2015-1A, 3.0%, 12/15/22 (144A)	87,059
1,500,000(a)	Cabela's Credit Card Master Note Trust, Series 2014-2, Class A, 1.7% (1 Month USD LIBOR + 45 bps), 7/15/22	1,505,391
448,760(c)	CAM Mortgage Trust, Series 2016-2, Class A1, 3.25%, 6/15/57 (144A)	448,940
1,500,000(a)	Capital One Multi-Asset Execution Trust, Series 2016-A1, Class A1, 1.7% (1 Month USD LIBOR + 45 bps), 2/15/22	1,506,749
378,315(a)	Carrington Mortgage Loan Trust, Series 2006-OPT1, Class A3, 1.509% (1 Month USD LIBOR + 18 bps), 2/25/36	377,068
41,598	Cazenovia Creek Funding I LLC, Series 2015-1A, Class A, 2.0%, 12/10/23 (144A)	41,468
244,444(a)	CDC Mortgage Capital Trust, Series 2002-HE1, Class A, 1.949% (1 Month USD LIBOR + 62 bps), 1/25/33	240,338
500,000(a)	Cent CDO 14, Ltd., Series 2007-14A, Class C, 2.059% (3 Month USD LIBOR + 70 bps), 4/15/21 (144A)	500,000
593,462	Cent CLO, Series 2012-16A, Class A1BR, 2.52%, 8/1/24 (144A)	593,085
62,928(a)	Chase Funding Trust, Series 2003-3, Class 2A2, 1.869% (1 Month USD LIBOR + 54 bps), 4/25/33	57,928
139,807(c)	Chase Funding Trust, Series 2003-6, Class 1A7, 5.112%, 11/25/34	142,886
2,690,000(a)	Chase Issuance Trust, Series 2016-A1, Class A, 1.66% (1 Month USD LIBOR + 41 bps), 5/17/21	2,700,218
133,703(a)	Chesapeake Funding II LLC, Series 2016-1A, Class A2, 2.4% (1 Month USD LIBOR + 115 bps), 3/15/28 (144A)	134,131
500,000(a)	Chesapeake Funding II LLC, Series 2017-3A, Class A2, 1.59% (1 Month USD LIBOR + 34 bps), 8/15/29 (144A)	500,464
250,000(a)	CIFC Funding, Ltd., Series 2013-1A, Class X, 2.209% (3 Month USD LIBOR + 85 bps), 7/16/30 (144A)	250,479
500,000(a)	Citibank Credit Card Issuance Trust, Series 2008-A2, Class A2, 2.478% (1 Month USD LIBOR + 115 bps), 1/23/20	500,826
600,000(a)	Citibank Credit Card Issuance Trust, Series 2013-A4, Class A4, 1.748% (1 Month USD LIBOR + 42 bps), 7/24/20	601,463
200,000(a)	Citibank Credit Card Issuance Trust, Series 2013-A7, Class A7, 1.676% (1 Month USD LIBOR + 43 bps), 9/10/20	200,500
100,000(a)	Citibank Credit Card Issuance Trust, Series 2017-A1, Class A1, 1.516% (1 Month USD LIBOR + 25 bps), 1/19/21	100,221
750,000(a)	Citibank Credit Card Issuance Trust, Series 2017-A7, Class A7, 1.614% (1 Month USD LIBOR + 37 bps), 8/8/24	753,071
41,902(a)	Citigroup Mortgage Loan Trust, Inc., Series 2004-RES1, Class M2, 2.349% (1 Month USD LIBOR + 102 bps), 11/25/34	42,231
40,174(a)	Citigroup Mortgage Loan Trust, Inc., Series 2005-HE2, Class M1, 2.079% (1 Month USD LIBOR + 75 bps), 5/25/35 (144A)	40,136
151,135	Colony American Finance, Ltd., Series 2015-1, Class A, 2.896%, 10/15/47 (144A)	151,779
400,000(c)	Colony American Finance, Ltd., Series 2016-1, Class D, 5.972%, 6/15/48 (144A)	416,824
700,000(a)	Colony American Homes, Series 2014-1A, Class C, 3.116% (1 Month USD LIBOR + 185 bps), 5/17/31 (144A)	703,343
432,999(a)	Colony American Homes, Series 2014-2A, Class C, 3.194% (1 Month USD LIBOR + 190 bps), 7/17/31 (144A)	436,725
200,000(a)	Colony Starwood Homes Trust, Series 2016-1A, Class C, 3.916% (1 Month USD LIBOR + 265 bps), 7/17/33 (144A)	202,724
400,000(a)	Colony Starwood Homes Trust, Series 2016-2A, Class B, 3.016% (1 Month USD LIBOR + 175 bps), 12/17/33 (144A)	400,608
250,000	Commonbond Student Loan Trust, Series 2017-BGS, Class C, 4.44%, 9/25/42 (144A)	249,820
500,000	Conn Funding II LP, Series 2017-A, Class B, 5.11%, 2/15/20 (144A)	502,117
466,482	Conn's Receivables Funding LLC, Series 2016-B, Class B, 7.34%, 3/15/19 (144A)	470,861
555,505(a)	Conseco Finance Home Equity Loan Trust, Series 2002-C, Class MV1, 2.75% (1 Month USD LIBOR + 150 bps), 5/15/32	553,050
439,277(a)	Countrywide Asset-Backed Certificates, Series 2004-SD3, Class A2, 2.429% (1 Month USD LIBOR + 110 bps), 9/25/34 (144A)	429,723
384,528(a)	Countrywide Asset-Backed Certificates, Series 2005-BC1, Class M4, 2.229% (1 Month USD LIBOR + 90 bps), 5/25/35	384,886
18,948	CPS Auto Receivables Trust, Series 2013-B, Class A, 1.82%, 9/15/20 (144A)	18,940
181,000	CPS Auto Receivables Trust, Series 2014-C, Class C, 3.77%, 8/17/20 (144A)	184,270
300,000	CPS Auto Receivables Trust, Series 2016-C, Class B, 2.48%, 9/15/20 (144A)	300,329
250,000	Credit Acceptance Auto Loan Trust, Series 2016-2A, Class C, 4.29%, 11/15/24 (144A)	$254,634
378,676	CRG Issuer, Series 2015-1, Class A, 4.07%, 7/10/22 (144A)	377,730
47,433(a)	CSMC Trust, Series 2006-CF3, Class A1, 1.869% (1 Month USD LIBOR + 54 bps), 10/25/36 (144A)	47,296
400,550(a)	CWABS Asset-Backed Certificates Trust, Series 2005-14, Class 1A1, 1.559% (1 Month USD LIBOR + 23 bps), 4/25/36	400,399
129,881	Diamond Resorts Owner Trust, Series 2013-2, Class B, 2.62%, 5/20/26 (144A)	129,647
24,483	Diamond Resorts Owner Trust, Series 2014-1, Class A, 2.54%, 5/20/27 (144A)	24,348
167,000(a)	Discover Card Execution Note Trust, Series 2015-A1, Class A1, 1.6% (1 Month USD LIBOR + 35 bps), 8/17/20	167,113
1,500,000(a)	Discover Card Execution Note Trust, Series 2017-A3, Class A3, 1.48% (1 Month USD LIBOR + 23 bps), 10/17/22	1,501,881
187,548(a)	DRB Prime Student Loan Trust, Series 2016-B, Class A1, 3.128% (1 Month USD LIBOR + 180 bps), 6/25/40 (144A)	194,628
400,000	Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.02%, 11/15/21 (144A)	403,670
600,000	Drive Auto Receivables Trust, Series 2017-1, Class B, 2.36%, 3/15/21	601,065
500,000	Drive Auto Receivables Trust, Series 2017-2, Class B, 2.25%, 6/15/21	500,615
300,000	Drive Auto Receivables Trust, Series 2017-3, Class B, 2.3%, 5/17/21	299,593
270,180(a)	Drug Royalty II LP 2, Series 2014-1, Class A1, 4.154% (3 Month USD LIBOR + 285 bps), 7/15/23 (144A)	272,702
769,096(a)	Drug Royalty III LP 1, Series 2017-1A, Class A1, 3.859% (3 Month USD LIBOR + 250 bps), 4/15/27 (144A)	769,077
400,000	DT Auto Owner Trust, Series 2017-1A, Class B, 2.26%, 2/16/21 (144A)	399,408
500,000	DT Auto Owner Trust, Series 2017-2A, Class B, 2.44%, 2/15/21 (144A)	500,955
239,236(a)	Earnest Student Loan Program LLC, Series 2017-A, Class A1, 2.328% (1 Month USD LIBOR + 100 bps), 1/25/41 (144A)	239,221
400,000	Elm Trust, Series 2016-1A, Class A2, 4.163%, 6/20/25 (144A)	403,875
500,000	Engs Commercial Finance Trust, Series 2016-1A, Class B, 3.45%, 3/22/22 (144A)	489,468
300,931	Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 1.74%, 2/22/22 (144A)	300,510
5,032(b)	Equity One Mortgage Pass-Through Trust, Series 2004-1, Class AF4, 4.145%, 4/25/34	5,021
257,465(b)	Equity One Mortgage Pass-Through Trust, Series 2004-2, Class AF4, 4.624%, 7/25/34	257,019
1,052,877(a)	Fieldstone Mortgage Investment Trust, Series 2005-3, Class 1A, 1.819% (1 Month USD LIBOR + 49 bps), 2/25/36	1,039,268
122,896(a)	First Franklin Mortgage Loan Trust, Series 2003-FFC, Class M1, 2.629% (1 Month USD LIBOR + 130 bps), 11/25/32	122,692
200,000	First Investors Auto Owner Trust, Series 2015-1A, Class D, 3.59%, 1/18/22 (144A)	201,125
500,000	First Investors Auto Owner Trust, Series 2017-2A, Class C, 3.0%, 8/15/23 (144A)	496,421
149,997	FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.553%, 3/9/47 (144A)	149,297
20,000	Flagship Credit Auto Trust, Series 2014-2, Class C, 3.95%, 12/15/20 (144A)	20,305
64,101	Flagship Credit Auto Trust, Series 2016-3, Class A1, 1.61%, 12/15/19 (144A)	64,072
264,000	Flagship Credit Auto Trust, Series 2016-3, Class B, 2.43%, 6/15/21 (144A)	264,375
766,456	Flagship Credit Auto Trust, Series 2017-2, Class A, 1.85%, 7/15/21 (144A)	765,281
173,427	FNA Trust, Series 2015-1, Class A, 3.24%, 12/10/23 (144A)	172,542
66,256	Ford Credit Auto Owner Trust, Series 2013-D, Class B, 1.54%, 3/15/19	66,252
500,000	Four Seas LP, Series 2017-1A, Class A1, 4.95%, 8/28/27 (144A)	493,281
415,443	Foursight Capital Automobile Receivables Trust, Series 2016-1, Class A2, 2.87%, 10/15/21 (144A)	416,123
387,805	Foursight Capital Automobile Receivables Trust, Series 2017-1, Class A, 2.37%, 4/15/22 (144A)	386,255
143,230(a)	Freddie Mac Structured Pass-Through Certificates, Series T-20, Class A7, 1.628% (1 Month USD LIBOR + 30 bps), 12/25/29	140,073
329,153(a)	Fremont Home Loan Trust, Series 2005-E, Class 1A1, 1.559% (1 Month USD LIBOR + 23 bps), 1/25/36	326,889
540,655(c)	GCAT LLC, Series 2017-1, Class A1, 3.375%, 3/25/47 (144A)	541,340
493,350(c)	GCAT LLC, Series 2017-4, Class A1, 3.228%, 5/25/22 (144A)	494,515
630,000	GLS Auto Receivables Trust, Series 2017-1A, Class B, 2.98%, 12/15/21 (144A)	$628,399
40,491(b)	GMACM Home Equity Loan Trust, Series 2002-HE4, Class A2, 4.535%, 10/25/32	40,346
257,095(c)	GMAT Trust, Series 2013-1A, Class A, 6.967%, 11/25/43 (144A)	257,451
377,108(c)	GMAT Trust, Series 2015-1A, Class A1, 4.25%, 9/25/20 (144A)	379,023
500,000	Green Tree Agency Advance Funding Trust I, Series 2016-T1, Class DT1, 4.058%, 10/15/48 (144A)	496,880
13,985(a)	GSAA Home Equity Trust, Series 2004-6, Class A2, 2.109% (1 Month USD LIBOR + 78 bps), 6/25/34	14,064
397,104(a)	GSAA Home Equity Trust, Series 2005-8, Class A3, 1.758% (1 Month USD LIBOR + 43 bps), 6/25/35	393,186
2,844(a)	GSAMP Trust, Series 2005-HE1, Class M1, 2.079% (1 Month USD LIBOR + 75 bps), 12/25/34	2,845
164,219(a)	GSRPM Mortgage Loan Trust, Series 2003-2, Class M1, 2.679% (1 Month USD LIBOR + 135 bps), 6/25/33	163,525
78,402(a)	GSRPM Mortgage Loan Trust, Series 2006-1, Class A1, 1.629% (1 Month USD LIBOR + 30 bps), 3/25/35 (144A)	77,709
54,102(a)	GSRPM Mortgage Loan Trust, Series 2006-2, Class A2, 1.629% (1 Month USD LIBOR + 30 bps), 9/25/36 (144A)	54,048
225,929	Harley-Davidson Motorcycle Trust, Series 2014-1, Class A3, 1.1%, 9/15/19	225,866
145,321	Hero Residual Funding, Series 2016-1R, Class A1, 4.5%, 9/21/42 (144A)	144,594
500,000(a)	Hertz Fleet Lease Funding LP, Series 2016-1, Class D, 4.596% (1 Month USD LIBOR + 335 bps), 4/10/30 (144A)	511,249
400,000(a)	Hertz Fleet Lease Funding LP, Series 2016-1, Class E, 4.746% (1 Month USD LIBOR + 350 bps), 4/10/30 (144A)	402,109
246,655(b)	Hilton Grand Vacations Trust, Series 2014-AA, Class B, 2.07%, 11/25/26 (144A)	242,885
233,750	HOA Funding LLC, Series 2014-1A, Class A2, 4.846%, 8/20/44 (144A)	227,876
162,100(a)	Home Equity Mortgage Trust, Series 2004-2, Class M2, 2.979% (1 Month USD LIBOR + 165 bps), 8/25/34	159,616
93,329(c)	Home Equity Mortgage Trust, Series 2004-6, Class M2, 5.821%, 4/25/35	94,143
313,103(a)	Home Partners of America Trust, Series 2016-1, Class A, 2.916% (1 Month USD LIBOR + 165 bps), 3/17/33 (144A)	315,576
720,000(a)	Home Partners of America Trust, Series 2016-1, Class D, 4.566% (1 Month USD LIBOR + 330 bps), 3/17/33 (144A)	728,871
500,000(a)	Home Partners of America Trust, Series 2016-2, Class C, 3.666% (1 Month USD LIBOR + 240 bps), 10/17/33 (144A)	507,278
162,902	Honor Automobile Trust Securitization, Series 2016-1A, Class A, 2.94%, 11/15/19 (144A)	163,320
700,000(a)	Hunt CRE, Ltd., Series 2017-FL1, Class A, 2.25% (1 Month USD LIBOR + 100 bps), 8/15/34 (144A)	702,488
500,000	Hyundai Auto Receivables Trust, Series 2014-B, Class C, 2.1%, 11/15/19	500,805
92,690(a)	Interstar Millennium Trust, Series 2003-3G, Class A2, 1.83% (3 Month USD LIBOR + 50 bps), 9/27/35	88,509
86,854(a)	Irwin Whole Loan Home Equity Trust, Series 2003-C, Class M1, 2.329% (1 Month USD LIBOR + 100 bps), 6/25/28	86,297
86,318(a)	Irwin Whole Loan Home Equity Trust, Series 2003-C, Class M2, 3.329% (1 Month USD LIBOR + 200 bps), 6/25/28	85,717
32,439(a)	IXIS Real Estate Capital Trust, Series 2005-HE3, Class M2, 2.064% (1 Month USD LIBOR + 74 bps), 12/25/35	32,482
475,000	Kabbage Asset Securitization LLC, Series 2017-1, Class A, 4.571%, 3/15/22 (144A)	486,695
471,000	Leaf Receivables Funding 12 LLC, Series 2017-1, Class C, 2.83%, 4/15/22 (144A)	466,327
300,000	Leaf Receivables Funding 12 LLC, Series 2017-1, Class D, 3.1%, 4/15/22 (144A)	296,890
789,044(a)	Long Beach Mortgage Loan Trust, Series 2006-WL1, Class 1A1, 1.559% (1 Month USD LIBOR + 23 bps), 1/25/46	789,156
149,232	MarketPlace Loan Trust, Series 2016-BS1, Class A, 4.5%, 1/15/21 (144A)	149,320
280,275(b)	Marriott Vacation Club Owner Trust, Series 2012-1A, Class B, 3.5%, 5/20/30 (144A)	281,787
81,409(a)	Mastr Specialized Loan Trust, Series 2006-1, Class A, 1.629% (1 Month USD LIBOR + 30 bps), 1/25/36 (144A)	80,503
299,414	MVW Owner Trust, Series 2014-1A, Class B, 2.7%, 9/22/31 (144A)	295,269
854,113	Nations Equipment Finance Funding II LLC, Series 2014-1A, Class B, 3.276%, 1/20/19 (144A)	854,020
194,759	Nations Equipment Finance Funding III LLC, Series 2016-1A, Class A, 3.61%, 2/20/21 (144A)	195,145
86,946	Nationstar HECM Loan Trust, Series 2016-3A, Class A, 2.013%, 8/25/26 (144A)	$86,946
900,000	Nationstar HECM Loan Trust, Series 2017-1A, Class M1, 2.942%, 5/25/27 (144A)	900,072
400,000(b)	Nationstar HECM Loan Trust, Series 2017-2A, Class M2, 3.967%, 9/25/27 (144A)	400,000
639,000	Navitas Equipment Receivables LLC, Series 2015-1, Class B, 3.4%, 2/15/19 (144A)	641,938
150,000	Navitas Equipment Receivables LLC, Series 2015-1, Class C, 4.5%, 6/17/19 (144A)	151,024
600,000	Navitas Equipment Receivables LLC, Series 2016-1, Class C, 5.05%, 12/15/21 (144A)	602,308
43,123(b)	New Century Home Equity Loan Trust, Series 2004-A, Class AII9, 5.47%, 8/25/34	42,992
203,230(a)	New Century Home Equity Loan Trust, Series 2005-1, Class A2C, 2.029% (1 Month USD LIBOR + 70 bps), 3/25/35	203,415
800,000	New Residential Advance Receivables Trust, Advance Receivables Backed Notes, Series 2016-T2, Class BT2, 3.02%, 10/15/49 (144A)	796,450
400,000(a)	NextGear Floorplan Master Owner Trust, Series 2016-2A, Class A1, 2.339% (1 Month USD LIBOR + 110 bps), 9/15/21 (144A)	404,247
388,420(a)	NovaStar Mortgage Funding Trust, Series 2003-1, Class A2, 1.628% (1 Month USD LIBOR + 39 bps), 5/25/33	390,483
560,000(a)	NovaStar Mortgage Funding Trust, Series 2004-3, Class M4, 2.813% (1 Month USD LIBOR + 105 bps), 12/25/34	565,089
48,024(a)	NovaStar Mortgage Funding Trust, Series 2005-2, Class M1, 1.974% (1 Month USD LIBOR + 65 bps), 10/25/35	48,062
1,282,570(a)	NovaStar Mortgage Funding Trust, Series 2005-3, Class M1, 1.779% (1 Month USD LIBOR + 68 bps), 1/25/36	1,280,170
55,663	NYCTL Trust, Series 2016-A, Class A, 1.47%, 11/10/29 (144A)	55,187
789,803(c)	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL2, Class A1, 3.0%, 7/25/57 (144A)	789,999
500,000	Ocwen Master Advance Receivables Trust, Series 2016-T1, Class AT1, 2.521%, 8/17/48 (144A)	497,512
500,000	Ocwen Master Advance Receivables Trust, Series 2016-T2, Class BT2, 3.265%, 8/16/49 (144A)	499,120
400,000	Ocwen Master Advance Receivables Trust, Series 2017-T1, Class DT1, 3.536%, 9/15/48 (144A)	401,011
600,000	Oportun Funding III LLC, Series 2016-B, Class A, 3.69%, 7/8/21 (144A)	604,197
300,000(a)	Option One Mortgage Loan Trust, Series 2005-3, Class M2, 2.064% (1 Month USD LIBOR + 74 bps), 8/25/35	299,776
76,741	Orange Lake Timeshare Trust, Series 2012-AA, Class B, 4.87%, 3/10/27 (144A)	77,435
328,055(c)	OSAT Trust, Series 2016-NPL1, Class A1, 3.75%, 7/25/56 (144A)	330,495
253,827(a)	Oscar US Funding Trust VI LLC, Series 2017-1A, Class A2B, 2.046% (1 Month USD LIBOR + 80 bps), 5/11/20 (144A)	254,077
165,205(a)	Oscar US Funding Trust VI, Series 2016-1A, Class A2B, 2.95% (1 Month USD LIBOR + 170 bps), 7/15/20 (144A)	166,114
342,703(a)	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-MHQ1, Class M2, 2.454% (1 Month USD LIBOR + 113 bps), 12/25/34	344,473
750,000(a)	PFS Financing Corp., Series 2016-A, Class B, 2.989% (1 Month USD LIBOR + 175 bps), 2/18/20 (144A)	750,581
300,000(a)	PFS Financing Corp., Series 2017-AA, Class B, 2.2% (1 Month USD LIBOR + 95 bps), 3/15/21 (144A)	300,308
500,000(a)	PFS Financing Corp., Series 2017-BA, Class A1, 1.85% (1 Month USD LIBOR + 60 bps), 7/15/22 (144A)	500,595
387,522(c)	Popular ABS Mortgage Pass-Through Trust, Series 2004-4, Class M1, 4.449%, 9/25/34	391,895
914,544(c)	Pretium Mortgage Credit Partners I LLC, Series 2017-NPL3, Class A1, 3.25%, 6/29/32 (144A)	917,139
1,029,750(c)	Pretium Mortgage Credit Partners I LLC, Series 2017-NPL4, Class A1, 3.25%, 8/27/32 (144A)	1,032,814
396,315(a)	Progress Residential Trust, Series 2016-SFR1, Class A, 2.766% (1 Month USD LIBOR + 150 bps), 9/17/33 (144A)	400,190
500,000(a)	Progress Residential Trust, Series 2016-SFR1, Class C, 3.766% (1 Month USD LIBOR + 250 bps), 9/17/33 (144A)	507,122
400,000(a)	Progress Residential Trust, Series 2016-SFR2, Class B, 3.016% (1 Month USD LIBOR + 175 bps), 1/17/34 (144A)	403,895
300,000	Progress Residential Trust, Series 2017-SFR1, Class B, 3.017%, 8/17/34 (144A)	296,341
333,000	Progress Residential Trust, Series 2017-SFR1, Class D, 3.565%, 8/17/34 (144A)	331,104
208,291(a)	Quest Trust, Series 2004-X1, Class A, 1.989% (1 Month USD LIBOR + 66 bps), 3/25/34 (144A)	206,852
82,518(a)	RAAC Trust, Series 2006-RP2, Class A, 1.578% (1 Month USD LIBOR + 25 bps), 2/25/37 (144A)	$82,176
47,662(b)	RAMP Trust, Series 2003-RS9, Class AI7, 5.06%, 10/25/33	47,819
600,000(a)	RAMP Trust, Series 2005-RS7, Class M1, 1.829% (1 Month USD LIBOR + 50 bps), 7/25/35	593,690
212,863(c)	RBSHD Trust, Series 2013-1A, Class A, 7.685%, 10/25/47 (144A)	213,352
709,402(c)	RCO Mortgage LLC, Series 2017-1, Class A1, 3.375%, 8/25/22 (144A)	711,385
34,611(a)	RFSC Trust, Series 2004-RP1A, Class M2, 3.578% (1 Month USD LIBOR + 225 bps), 11/25/42 (144A)	34,499
127,779(a)	SASCO Mortgage Loan Trust, Series 2005-GEL1, Class M1, 2.154% (1 Month USD LIBOR + 83 bps), 12/25/34	127,156
20,447(a)	Saxon Asset Securities Trust, Series 2005-3, Class M1, 1.789% (1 Month USD LIBOR + 46 bps), 11/25/35	20,449
627,218	SCF Equipment Trust LLC, Series 2016-1A, Class A, 3.62%, 11/20/21 (144A)	630,539
122,020	Sierra Auto Receivables Securitization Trust, Series 2016-1A, Class A, 2.85%, 1/18/22 (144A)	122,273
75,068	Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A, 1.59%, 11/20/29 (144A)	75,038
50,045	Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class B, 2.39%, 11/20/29 (144A)	50,040
39,395(b)	Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class B, 2.92%, 11/20/25 (144A)	39,412
88,639(b)	Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class C, 4.75%, 11/20/25 (144A)	88,749
76,473	SilverLeaf Finance XVII LLC, Series 2013-A, Class A, 2.68%, 3/16/26 (144A)	76,387
400,000	Skopos Auto Receivables Trust, Series 2015-1A, Class B, 5.43%, 12/15/23 (144A)	402,240
2,910	Skopos Auto Receivables Trust, Series 2015-2A, Class A, 3.55%, 2/15/20 (144A)	2,910
200,376	Sofi Consumer Loan Program LLC, Series 2017-1, Class A, 3.28%, 1/26/26 (144A)	202,541
120,015(a)	Sofi Professional Loan Program LLC, Series 2016-C, Class A1, 2.428% (1 Month USD LIBOR + 110 bps), 10/27/36 (144A)	121,751
32,271(a)	Soundview Home Loan Trust, Series 2005-OPT4, Class 2A3, 1.589% (1 Month USD LIBOR + 26 bps), 12/25/35	32,263
488,669(a)	Specialty Underwriting & Residential Finance Trust, Series 2006-BC1, Class A2D, 1.629% (1 Month USD LIBOR + 30 bps), 12/25/36	488,684
300,000	SPS Servicer Advance Receivables Trust, Advance Receivables Backed Notes, Series 2016-T2, Class BT2, 3.1%, 11/15/49 (144A)	298,559
500,000(a)	Starwood Waypoint Homes Trust, Series 2017-1, Class B, 2.436% (1 Month USD LIBOR + 117 bps), 1/17/35 (144A)	499,282
61,301(a)	Structured Asset Investment Loan Trust, Series 2005-6, Class M1, 2.049% (1 Month USD LIBOR + 72 bps), 7/25/35	61,355
12,193(c)	Structured Asset Securities Corp., Mortgage Loan Trust, Series 2005-2XS, Class 1A5B, 5.15%, 2/25/35	12,376
300,000	Synchrony Credit Card Master Note Trust, Series 2013-1, Class B, 1.69%, 3/15/21	299,716
42,661	TAL Advantage V LLC, Series 2014-2A, Class A1, 1.7%, 5/20/39 (144A)	42,591
312,219	Tax Ease Funding LLC, Series 2016-1A, Class A, 3.131%, 6/15/28 (144A)	312,997
26,174(c)	Terwin Mortgage Trust, Series 2005-14HE, Class AF2, 4.849%, 8/25/36	26,287
522,698(a)	Terwin Mortgage Trust, Series 2006-1, Class 1A3, 1.709% (1 Month USD LIBOR + 38 bps), 1/25/37 (144A)	524,195
500,000	Tidewater Sales Finance Master Trust, Series 2017-AA, Class A, 4.55%, 4/15/21 (144A)	498,439
198,002(b)	Towd Point Mortgage Trust, Series 2015-1, Class AES, 3.0%, 10/25/53 (144A)	199,412
1,001,115(a)	Towd Point Mortgage Trust, Series 2017-5, Class A1, 1.929% (1 Month USD LIBOR + 60 bps), 2/25/57 (144A)	1,003,351
1,000,000(a)	Trafigura Securitisation Finance Plc, Series 2017-1A, Class B, 2.95% (1 Month USD LIBOR + 170 bps), 12/15/20 (144A)	1,003,942
900,000(c)	U.S. Residential Opportunity Fund IV Trust, Series 2017-2, Class A, 3.352%, 11/27/37 (144A)	900,000
17,593	United Auto Credit Securitization Trust, Series 2016-1, Class C, 3.55%, 8/15/19 (144A)	17,606
356,939	United Auto Credit Securitization Trust, Series 2016-2, Class B, 2.2%, 5/10/19 (144A)	356,845
850,000	United Auto Credit Securitization Trust, Series 2017-1, Class C, 2.71%, 1/10/22 (144A)	846,587
374,103	Upstart Securitization Trust, Series 2017-1, Class A, 2.639%, 6/20/24 (144A)	374,154
203,530(a)	Velocity Commercial Capital Loan Trust, Series 2016-1, Class AFL, 3.779% (1 Month USD LIBOR + 245 bps), 4/25/46 (144A)	$206,329
503,903(c)	VOLT LIV LLC, Series 2017-NPL1, Class A1, 3.5%, 2/25/47 (144A)	505,640
431,924(c)	VOLT LVIII LLC, Series 2017-NPL5, Class A1, 3.375%, 5/28/47 (144A)	433,310
356,836(c)	VOLT LX LLC, Series 2017-NPL7, Class A1, 3.25%, 4/25/59 (144A)	358,122
750,000(c)	VOLT LXIII LLC, Series 2017-NP10, Class A1, 3.0%, 10/25/47 (144A)	750,275
594,784(c)	VOLT XXXVIII LLC, Series 2015-NP12, Class A1, 3.875%, 9/25/45 (144A)	596,328
224,471	Welk Resorts LLC, Series 2013-AA, Class A, 3.1%, 3/15/29 (144A)	224,656
147,673	Westgate Resorts LLC, Series 2014-1A, Class A, 2.15%, 12/20/26 (144A)	147,101
738,367	Westgate Resorts LLC, Series 2014-1A, Class C, 5.5%, 12/20/26 (144A)	749,014
118,795	Westgate Resorts LLC, Series 2015-2A, Class A, 3.2%, 7/20/28 (144A)	119,135
551,502	Westgate Resorts LLC, Series 2017-1A, Class B, 4.05%, 12/20/30 (144A)	552,241
200,000	Westlake Automobile Receivables Trust, Series 2015-3A, Class C, 3.05%, 5/17/21 (144A)	200,848
600,000	Westlake Automobile Receivables Trust, Series 2016-1A, Class C, 3.29%, 9/15/21 (144A)	603,191
1,000,000	Westlake Automobile Receivables Trust, Series 2016-1A, Class D, 4.55%, 9/15/21 (144A)	1,014,052
650,000	Westlake Automobile Receivables Trust, Series 2017-2A, Class C, 2.59%, 12/15/22 (144A)	646,143
1,115,000(a)	World Financial Network Credit Card Master Trust, Series 2015-A, Class A, 1.73% (1 Month USD LIBOR + 48 bps), 2/15/22	1,116,132
75,000	World Omni Automobile Lease Securitization Trust, Series 2017-A, Class A3, 2.13%, 4/15/20	74,946
300,000	WRG Debt Funding II LLC, Series 2017-1, Class A, 4.458%, 3/15/26 (144A)	299,997
	TOTAL ASSET BACKED SECURITIES
	(Cost $91,505,713)	$91,777,002
	COLLATERALIZED MORTGAGE OBLIGATIONS - 28.2% of Net Assets
1,725,000(a)	280 Park Avenue Mortgage Trust, Series 2017-280P, Class C, 2.5% (1 Month USD LIBOR + 125 bps), 9/15/34 (144A)	$1,727,155
1,483,319(a)	A10 Term Asset Financing LLC, Series 2017-1A, Class A1FL, 2.1% (1 Month USD LIBOR + 85 bps), 3/15/36 (144A)	1,484,060
110,660(a)	Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A22, 1.609% (1 Month USD LIBOR + 28 bps), 9/25/35	110,096
29,927(a)	Alternative Loan Trust, Series 2003-14T1, Class A9, 1.779% (1 Month USD LIBOR + 45 bps), 8/25/18	22,450
131,530(a)	Alternative Loan Trust, Series 2004-6CB, Class A, 1.909% (1 Month USD LIBOR + 58 bps), 5/25/34	131,461
1,300,000(a)	BAMLL Commercial Mortgage Securities Trust, Series 2014-FL1, Class B, 3.45% (1 Month USD LIBOR + 220 bps), 12/15/31 (144A)	1,302,419
950,000(a)	BAMLL Commercial Mortgage Securities Trust, Series 2014-ICTS, Class B, 2.339% (1 Month USD LIBOR + 110 bps), 6/15/28 (144A)	948,881
1,000,000(a)	BAMLL Commercial Mortgage Securities Trust, Series 2015-ASHF, Class C, 3.25% (1 Month USD LIBOR + 200 bps), 1/15/28 (144A)	1,001,175
236,851(b)	Banc of America Commercial Mortgage Trust, Series 2007-3, Class B, 5.871%, 6/10/49	239,075
102,629(a)	Banc of America Funding Trust, Series 2005-A, Class 5A2, 1.593% (1 Month USD LIBOR + 31 bps), 2/20/35	102,921
500,000(a)	Bancorp Commercial Mortgage Trust, Series 2017-CRE2, Class A, 2.1% (1 Month USD LIBOR + 85 bps), 8/15/32 (144A)	500,104
431,005(a)	Bayview Opportunity Master Fund IIIb Trust, Series 2017-CRT2, Class M, 3.347% (1 Month USD LIBOR + 200 bps), 11/25/27 (144A)	431,004
317,286(a)	Bayview Opportunity Master Fund IVb Trust, Series 2016-CRT1, Class M1, 3.097% (1 Month USD LIBOR + 175 bps), 10/27/27 (144A)	317,286
420,495(a)	Bayview Opportunity Master Fund IVb Trust, Series 2017-CRT1, Class M, 3.497% (1 Month USD LIBOR + 215 bps), 10/25/28 (144A)	421,168
450,855(a)	BCAP LLC Trust, Series 2012-RR4, Class 8A4, 1.469% (1 Month USD LIBOR + 23 bps), 6/26/47 (144A)	446,664
116,970(a)	Bear Stearns ALT-A Trust, Series 2004-11, Class 1A2, 2.169% (1 Month USD LIBOR + 84 bps), 11/25/34	116,378
151,283(a)	Bear Stearns ALT-A Trust, Series 2004-12, Class 1A2, 2.169% (1 Month USD LIBOR + 84 bps), 1/25/35	151,058
438,671(a)	Bear Stearns ALT-A Trust, Series 2004-12, Class 1A4, 2.169% (1 Month USD LIBOR + 84 bps), 1/25/35	438,913
43,194(a)	Bear Stearns ALT-A Trust, Series 2004-13, Class A1, 2.069% (1 Month USD LIBOR + 74 bps), 11/25/34	43,194
613,528(a)	Bear Stearns ALT-A Trust, Series 2004-4, Class A1, 1.929% (1 Month USD LIBOR + 60 bps), 6/25/34	612,028
72,521(a)	Bear Stearns ALT-A Trust, Series 2005-2, Class 1A1, 1.829% (1 Month USD LIBOR + 50 bps), 3/25/35	$72,292
411,023(b)	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class B, 5.214%, 2/11/41	410,646
48,801(b)	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 3B1, 3.807%, 6/25/30	50,075
69,478(a)	Bear Stearns Structured Products Trust, Series 2007-EMX1, Class A1, 2.329% (1 Month USD LIBOR + 100 bps), 3/25/37 (144A)	70,027
561,252(a)	Bellemeade Re, Ltd., Series 2017-1, Class M1, 3.029% (1 Month USD LIBOR + 170 bps), 10/25/27 (144A)	561,252
900,000(a)	BHMS Mortgage Trust, Series 2014-ATLS, Class BFL, 3.193% (1 Month USD LIBOR + 195 bps), 7/5/33 (144A)	903,271
600,000(a)	BX Trust, Series 2017-APPL, Class B, 2.4% (1 Month USD LIBOR + 115 bps), 7/15/34 (144A)	600,369
1,000,000(a)	BX Trust, Series 2017-IMC, Class B, 2.639% (1 Month USD LIBOR + 140 bps), 10/15/32 (144A)	1,000,307
700,000(a)	BX Trust, Series 2017-SLCT, Class B, 2.45% (1 Month USD LIBOR + 120 bps), 7/15/34 (144A)	699,994
144,576	Cendant Mortgage Corp., Series 2002-2, Class A6, 6.25%, 3/25/32 (144A)	146,222
309,640(a)	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class A, 3.104% (1 Month USD LIBOR + 185 bps), 11/15/31 (144A)	309,761
500,000(a)	CGDB Commercial Mortgage Trust, Series 2017-BIO, Class C, 2.339% (1 Month USD LIBOR + 110 bps), 5/15/30 (144A)	500,000
1,000,000(a)	CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class B, 2.22% (1 Month USD LIBOR + 97 bps), 7/15/28 (144A)	1,000,314
850,000(a)	CGMS Commercial Mortgage Trust, Series 2017-MDRC, Class C, 2.539% (1 Month USD LIBOR + 130 bps), 7/15/30 (144A)	850,368
88,117(a)	CGWF Commercial Mortgage Trust, Series 2013-RKWH, Class D, 4.339% (1 Month USD LIBOR + 310 bps), 11/15/30 (144A)	87,961
88,837(b)	CHL Mortgage Pass-Through Trust, Series 2004-14, Class 4A1, 3.176%, 8/25/34	86,298
28,035	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust, Series 2005-4, Class 2A1, 5.0%, 7/25/20	28,605
31,647(b)	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A1A, 6.335%, 12/10/49	31,630
300,000(a)	Citigroup Commercial Mortgage Trust, Series 2015-SHP2, Class D, 4.551% (1 Month USD LIBOR + 330 bps), 7/15/27 (144A)	303,396
1,500,000(a)	Citigroup Commercial Mortgage Trust, Series 2015-SSHP, Class C, 3.334% (1 Month USD LIBOR + 210 bps), 9/15/27 (144A)	1,492,248
10,996	Citigroup Mortgage Loan Trust, Inc., Series 2003-UP3, Class A1, 7.0%, 9/25/33	10,953
128,143(b)	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 2A1A, 2.436%, 2/25/35	111,899
76,628	Citigroup Mortgage Loan Trust, Series 2010-4, Class 4A5, 5.0%, 10/25/35 (144A)	77,160
1,000,000(a)	CLNS Trust, Series 2017-IKPR, Class C, 2.345% (1 Month USD LIBOR + 110 bps), 6/11/32 (144A)	999,685
1,300,000(a)	Cold Storage Trust, Series 2017-ICE3, Class C, 2.6% (1 Month USD LIBOR + 135 bps), 4/15/36 (144A)	1,303,639
500,000(a)	Cold Storage Trust, Series 2017-ICE3, Class D, 3.35% (1 Month USD LIBOR + 210 bps), 4/15/36 (144A)	502,492
1,160(a)	Collateralized Mortgage Obligation Trust, Series 44, Class F, 2.187% (1 Month USD LIBOR + 95 bps), 7/1/18	1,161
676,810(a)	Colony Mortgage Capital, Ltd., Series 2014-FL2, Class B, 3.696% (1 Month USD LIBOR + 245 bps), 11/10/31 (144A)	676,830
71,093(a)	Colony Mortgage Capital, Ltd., Series 2015-FL3, Class A, 3.193% (1 Month USD LIBOR + 195 bps), 9/5/32 (144A)	71,093
349,155(a)	COMM Mortgage Trust, Series 2014-FL4, Class C, 3.189% (1 Month USD LIBOR + 195 bps), 7/13/31 (144A)	352,461
1,410,000(a)	COMM Mortgage Trust, Series 2014-FL5, Class B, 3.4% (1 Month USD LIBOR + 215 bps), 10/15/31 (144A)	1,399,408
400,000(a)	COMM Mortgage Trust, Series 2014-PAT, Class A, 2.039% (1 Month USD LIBOR + 80 bps), 8/13/27 (144A)	400,122
820,000(a)	COMM Mortgage Trust, Series 2014-PAT, Class C, 2.885% (1 Month USD LIBOR + 165 bps), 8/13/27 (144A)	817,259
1,850,000(a)	COMM Mortgage Trust, Series 2014-TWC, Class B, 2.938% (1 Month USD LIBOR + 160 bps), 2/13/32 (144A)	1,857,328
750,000(a)	COMM Mortgage Trust, Series 2017-DLTA, Class B, 2.19% (1 Month USD LIBOR + 94 bps), 8/15/32 (144A)	746,290
201,851	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2A1, 7.5%, 5/25/32	215,969
117,100	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class AMFX, 4.877%, 4/15/37	115,313
16,276	CSFB Mortgage-Backed Trust, Series 2004-7, Class 6A1, 5.25%, 10/25/19	16,427
647,403(b)	CSMC Trust, Series 2014-OAK1, Class 2A4, 3.0%, 11/25/44 (144A)	$648,212
806,065(b)	CSMC Trust, Series 2014-WIN2, Class A5, 3.0%, 10/25/44 (144A)	799,531
624,773(b)	CSMC Trust, Series 2015-3, Class A3, 3.5%, 3/25/45 (144A)	635,706
900,000(a)	CSMC Trust, Series 2015-DEAL, Class B, 3.1% (1 Month USD LIBOR + 185 bps), 4/15/29 (144A)	900,281
400,000(a)	CSMC Trust, Series 2015-TOWN, Class C, 3.5% (1 Month USD LIBOR + 225 bps), 3/15/28 (144A)	400,000
448,706(b)	CSMC Trust, Series 2013-14R, Class 2A1, 2.5%, 10/27/37 (144A)	456,040
1,400,000(a)	DBCG Mortgage Trust, Series 2017-BBG, Class A, 1.95% (1 Month USD LIBOR + 70 bps), 6/15/34 (144A)	1,399,999
565,316(b)	Fannie Mae Grantor Trust, Series 2004-T2, Class 2A, 3.8%, 7/25/43	596,983
134,983(b)	Fannie Mae Trust, Series 2005-W3, Class 3A, 3.311%, 4/25/45	137,835
176,995(a)	Federal Home Loan Mortgage Corp., REMICS, Series 2071, Class F, 1.75% (1 Month USD LIBOR + 50 bps), 7/15/28	178,872
135,117(a)	Federal Home Loan Mortgage Corp., REMICS, Series 2315, Class FW, 1.8% (1 Month USD LIBOR + 55 bps), 4/15/27	136,840
327,123(a)	Federal Home Loan Mortgage Corp., REMICS, Series 2334, Class FA, 1.75% (1 Month USD LIBOR + 50 bps), 7/15/31	329,728
403,198(a)	Federal Home Loan Mortgage Corp., REMICS, Series 2362, Class F, 1.65% (1 Month USD LIBOR + 40 bps), 9/15/31	402,615
124,555(a)	Federal Home Loan Mortgage Corp., REMICS, Series 2391, Class FJ, 1.75% (1 Month USD LIBOR + 50 bps), 4/15/28	125,069
402,595(a)	Federal Home Loan Mortgage Corp., REMICS, Series 2412, Class GF, 2.2% (1 Month USD LIBOR + 95 bps), 2/15/32	413,827
175,635(a)	Federal Home Loan Mortgage Corp., REMICS, Series 2416, Class FG, 1.716% (1 Month USD LIBOR + 45 bps), 2/17/32	177,080
8,302(a)	Federal Home Loan Mortgage Corp., REMICS, Series 2437, Class FD, 1.45% (1 Month USD LIBOR + 20 bps), 10/15/20	8,319
86,196(a)	Federal Home Loan Mortgage Corp., REMICS, Series 2439, Class F, 2.25% (1 Month USD LIBOR + 100 bps), 3/15/32	88,270
151,199(a)	Federal Home Loan Mortgage Corp., REMICS, Series 2470, Class AF, 2.25% (1 Month USD LIBOR + 100 bps), 3/15/32	155,679
124,126(a)	Federal Home Loan Mortgage Corp., REMICS, Series 2489, Class FA, 2.25% (1 Month USD LIBOR + 100 bps), 2/15/32	127,396
189,840(a)	Federal Home Loan Mortgage Corp., REMICS, Series 2498, Class FL, 1.82% (1 Month USD LIBOR + 57 bps), 3/15/32	190,682
847,588(a)	Federal Home Loan Mortgage Corp., REMICS, Series 2551, Class LF, 1.75% (1 Month USD LIBOR + 50 bps), 1/15/33	851,057
136,850(a)	Federal Home Loan Mortgage Corp., REMICS, Series 2567, Class FJ, 1.65% (1 Month USD LIBOR + 40 bps), 2/15/33	136,964
584,113	Federal Home Loan Mortgage Corp., REMICS, Series 2568, Class KG, 5.5%, 2/15/23	618,908
588,306(a)	Federal Home Loan Mortgage Corp., REMICS, Series 2602, Class FH, 1.56% (1 Month USD LIBOR + 31 bps), 4/15/33	586,167
26,871(a)	Federal Home Loan Mortgage Corp., REMICS, Series 2650, Class FV, 1.65% (1 Month USD LIBOR + 40 bps), 12/15/32	26,928
21,990(a)	Federal Home Loan Mortgage Corp., REMICS, Series 2650, Class FX, 1.65% (1 Month USD LIBOR + 40 bps), 12/15/32	22,025
10,876(a)	Federal Home Loan Mortgage Corp., REMICS, Series 2664, Class GF, 1.85% (1 Month USD LIBOR + 60 bps), 8/15/18	10,895
332,904	Federal Home Loan Mortgage Corp., REMICS, Series 2685, Class CS, 4.0%, 10/15/18	334,929
63,695	Federal Home Loan Mortgage Corp., REMICS, Series 2764, Class OE, 4.5%, 3/15/19	64,170
58,687	Federal Home Loan Mortgage Corp., REMICS, Series 2776, Class QP, 4.0%, 1/15/34	59,188
15,799(a)	Federal Home Loan Mortgage Corp., REMICS, Series 2802, Class FH, 1.7% (1 Month USD LIBOR + 45 bps), 9/15/33	15,798
39,722(a)	Federal Home Loan Mortgage Corp., REMICS, Series 2838, Class FB, 1.55% (1 Month USD LIBOR + 30 bps), 8/15/19	39,711
107,932	Federal Home Loan Mortgage Corp., REMICS, Series 2855, Class WN, 4.0%, 9/15/19	108,779
108,387(a)	Federal Home Loan Mortgage Corp., REMICS, Series 2916, Class NF, 1.5% (1 Month USD LIBOR + 25 bps), 1/15/35	108,577
132,378	Federal Home Loan Mortgage Corp., REMICS, Series 2930, Class DE, 4.5%, 2/15/20	134,162
46,714(a)	Federal Home Loan Mortgage Corp., REMICS, Series 3042, Class PF, 1.5% (1 Month USD LIBOR + 25 bps), 8/15/35	46,649
185,700(a)	Federal Home Loan Mortgage Corp., REMICS, Series 3085, Class VF, 1.57% (1 Month USD LIBOR + 32 bps), 12/15/35	185,071
32,136(a)	Federal Home Loan Mortgage Corp., REMICS, Series 3102, Class FG, 1.55% (1 Month USD LIBOR + 30 bps), 1/15/36	32,116
107,388(a)	Federal Home Loan Mortgage Corp., REMICS, Series 3117, Class FE, 1.55% (1 Month USD LIBOR + 30 bps), 2/15/36	107,569
307,663(a)	Federal Home Loan Mortgage Corp., REMICS, Series 3136, Class LF, 1.6% (1 Month USD LIBOR + 35 bps), 4/15/36	308,122
59,884(a)	Federal Home Loan Mortgage Corp., REMICS, Series 3147, Class PF, 1.55% (1 Month USD LIBOR + 30 bps), 4/15/36	$59,828
69,913(a)	Federal Home Loan Mortgage Corp., REMICS, Series 3173, Class FC, 1.67% (1 Month USD LIBOR + 42 bps), 6/15/36	70,066
112,771(a)	Federal Home Loan Mortgage Corp., REMICS, Series 3181, Class HF, 1.75% (1 Month USD LIBOR + 50 bps), 7/15/36	113,364
41,150(a)	Federal Home Loan Mortgage Corp., REMICS, Series 3235, Class FX, 1.57% (1 Month USD LIBOR + 32 bps), 11/15/36	41,123
102,784(a)	Federal Home Loan Mortgage Corp., REMICS, Series 3239, Class EF, 1.6% (1 Month USD LIBOR + 35 bps), 11/15/36	102,735
49,539(a)	Federal Home Loan Mortgage Corp., REMICS, Series 3239, Class FB, 1.6% (1 Month USD LIBOR + 35 bps), 11/15/36	49,515
107,267(a)	Federal Home Loan Mortgage Corp., REMICS, Series 3247, Class FA, 1.5% (1 Month USD LIBOR + 25 bps), 8/15/36	106,935
382,987(a)	Federal Home Loan Mortgage Corp., REMICS, Series 3266, Class F, 1.55% (1 Month USD LIBOR + 30 bps), 1/15/37	381,033
6,455(a)	Federal Home Loan Mortgage Corp., REMICS, Series 3335, Class BF, 1.4% (1 Month USD LIBOR + 15 bps), 7/15/19	6,450
137,370(a)	Federal Home Loan Mortgage Corp., REMICS, Series 3373, Class FB, 1.83% (1 Month USD LIBOR + 58 bps), 10/15/37	138,353
225,485(a)	Federal Home Loan Mortgage Corp., REMICS, Series 3386, Class FB, 1.625% (1 Month USD LIBOR + 38 bps), 11/15/37	225,900
128,732	Federal Home Loan Mortgage Corp., REMICS, Series 3416, Class BJ, 4.0%, 2/15/23	131,546
546,890	Federal Home Loan Mortgage Corp., REMICS, Series 3527, Class DA, 4.0%, 4/15/29	565,714
127,401(a)	Federal Home Loan Mortgage Corp., REMICS, Series 3610, Class FA, 1.95% (1 Month USD LIBOR + 70 bps), 12/15/39	129,203
850,968	Federal Home Loan Mortgage Corp., REMICS, Series 3693, Class BD, 3.0%, 7/15/25	865,135
108,745	Federal Home Loan Mortgage Corp., REMICS, Series 3706, Class C, 2.0%, 8/15/20	108,452
554,920	Federal Home Loan Mortgage Corp., REMICS, Series 3707, Class HB, 4.0%, 8/15/25	576,985
93,242	Federal Home Loan Mortgage Corp., REMICS, Series 3722, Class AK, 1.75%, 9/15/20	92,728
104,261	Federal Home Loan Mortgage Corp., REMICS, Series 3726, Class BA, 2.0%, 8/15/20	104,110
1,516,668	Federal Home Loan Mortgage Corp., REMICS, Series 3726, Class PA, 3.0%, 8/15/40	1,541,779
76,815	Federal Home Loan Mortgage Corp., REMICS, Series 3738, Class BW, 3.5%, 10/15/28	76,896
459,233	Federal Home Loan Mortgage Corp., REMICS, Series 3741, Class TA, 3.5%, 3/15/25	466,573
631,006	Federal Home Loan Mortgage Corp., REMICS, Series 3745, Class BP, 3.5%, 8/15/25	646,758
122,415(a)	Federal Home Loan Mortgage Corp., REMICS, Series 3745, Class FB, 1.5% (1 Month USD LIBOR + 25 bps), 8/15/25	122,394
954,665	Federal Home Loan Mortgage Corp., REMICS, Series 3753, Class AS, 3.5%, 11/15/25	985,735
94,709	Federal Home Loan Mortgage Corp., REMICS, Series 3760, Class KH, 2.0%, 11/15/20	94,660
707,600	Federal Home Loan Mortgage Corp., REMICS, Series 3763, Class NE, 2.5%, 5/15/25	711,957
57,619(a)	Federal Home Loan Mortgage Corp., REMICS, Series 3767, Class JF, 1.55% (1 Month USD LIBOR + 30 bps), 2/15/39	57,803
7,767	Federal Home Loan Mortgage Corp., REMICS, Series 3772, Class BM, 3.5%, 10/15/18	7,784
918,961	Federal Home Loan Mortgage Corp., REMICS, Series 3773, Class PA, 3.5%, 6/15/25	937,199
64,644	Federal Home Loan Mortgage Corp., REMICS, Series 3777, Class DA, 3.5%, 10/15/24	65,313
385,632	Federal Home Loan Mortgage Corp., REMICS, Series 3778, Class D, 3.5%, 3/15/25	394,163
204,827	Federal Home Loan Mortgage Corp., REMICS, Series 3779, Class KJ, 2.75%, 11/15/25	205,252
72,491(a)	Federal Home Loan Mortgage Corp., REMICS, Series 3784, Class F, 1.65% (1 Month USD LIBOR + 40 bps), 7/15/23	72,818
74,318	Federal Home Loan Mortgage Corp., REMICS, Series 3788, Class AB, 3.5%, 11/15/28	75,209
27,492(a)	Federal Home Loan Mortgage Corp., REMICS, Series 3803, Class FP, 1.65% (1 Month USD LIBOR + 40 bps), 3/15/38	27,507
104,487	Federal Home Loan Mortgage Corp., REMICS, Series 3804, Class GA, 3.5%, 2/15/25	104,763
218,859	Federal Home Loan Mortgage Corp., REMICS, Series 3804, Class GD, 3.1%, 2/15/25	219,369
144,865(a)	Federal Home Loan Mortgage Corp., REMICS, Series 3807, Class FM, 1.75% (1 Month USD LIBOR + 50 bps), 2/15/41	$145,051
1,581,299	Federal Home Loan Mortgage Corp., REMICS, Series 3810, Class NV, 4.0%, 9/15/25	1,600,452
488,813	Federal Home Loan Mortgage Corp., REMICS, Series 3815, Class EA, 4.0%, 12/15/25	500,255
26,381	Federal Home Loan Mortgage Corp., REMICS, Series 3816, Class D, 3.5%, 8/15/28	26,579
121,618	Federal Home Loan Mortgage Corp., REMICS, Series 3817, Class GA, 3.5%, 6/15/24	122,196
157,920	Federal Home Loan Mortgage Corp., REMICS, Series 3823, Class HA, 3.0%, 2/15/24	158,356
161,741(a)	Federal Home Loan Mortgage Corp., REMICS, Series 3850, Class FC, 1.67% (1 Month USD LIBOR + 42 bps), 4/15/41	161,681
239,217	Federal Home Loan Mortgage Corp., REMICS, Series 3858, Class CA, 3.0%, 10/15/25	240,589
267,842(a)	Federal Home Loan Mortgage Corp., REMICS, Series 3867, Class PF, 1.65% (1 Month USD LIBOR + 40 bps), 3/15/41	268,477
45,804(a)	Federal Home Loan Mortgage Corp., REMICS, Series 3868, Class FA, 1.65% (1 Month USD LIBOR + 40 bps), 5/15/41	45,926
227,650	Federal Home Loan Mortgage Corp., REMICS, Series 3873, Class AG, 3.0%, 5/15/29	229,437
87,133	Federal Home Loan Mortgage Corp., REMICS, Series 3874, Class GC, 3.0%, 12/15/24	87,206
67,129	Federal Home Loan Mortgage Corp., REMICS, Series 3877, Class ND, 3.0%, 2/15/25	67,206
148,615(a)	Federal Home Loan Mortgage Corp., REMICS, Series 3879, Class AF, 1.68% (1 Month USD LIBOR + 43 bps), 6/15/41	149,272
58,445(a)	Federal Home Loan Mortgage Corp., REMICS, Series 3914, Class LF, 1.45% (1 Month USD LIBOR + 20 bps), 8/15/26	58,480
157,927(a)	Federal Home Loan Mortgage Corp., REMICS, Series 3919, Class AF, 1.6% (1 Month USD LIBOR + 35 bps), 3/15/30	158,427
1,406,024	Federal Home Loan Mortgage Corp., REMICS, Series 3937, Class PA, 4.0%, 8/15/39	1,452,365
511,915	Federal Home Loan Mortgage Corp., REMICS, Series 3944, Class LB, 2.0%, 2/15/25	512,443
141,021	Federal Home Loan Mortgage Corp., REMICS, Series 3945, Class A, 3.0%, 3/15/26	142,978
172,398	Federal Home Loan Mortgage Corp., REMICS, Series 3953, Class CD, 3.0%, 1/15/30	175,253
97,096(a)	Federal Home Loan Mortgage Corp., REMICS, Series 3960, Class FB, 1.55% (1 Month USD LIBOR + 30 bps), 2/15/30	97,207
113,097(a)	Federal Home Loan Mortgage Corp., REMICS, Series 3970, Class GF, 1.55% (1 Month USD LIBOR + 30 bps), 9/15/26	113,383
672,249	Federal Home Loan Mortgage Corp., REMICS, Series 3973, Class MA, 3.0%, 8/15/25	676,330
463,654	Federal Home Loan Mortgage Corp., REMICS, Series 3976, Class AE, 2.5%, 8/15/29	466,041
614,140	Federal Home Loan Mortgage Corp., REMICS, Series 3979, Class GA, 3.5%, 5/15/30	629,997
2,081,998	Federal Home Loan Mortgage Corp., REMICS, Series 3990, Class UM, 2.25%, 1/15/26	2,080,283
860,140	Federal Home Loan Mortgage Corp., REMICS, Series 3996, Class GN, 3.0%, 11/15/38	868,036
2,071,220	Federal Home Loan Mortgage Corp., REMICS, Series 3997, Class DG, 2.5%, 5/15/30	2,089,972
97,393(a)	Federal Home Loan Mortgage Corp., REMICS, Series 4002, Class YF, 1.8% (1 Month USD LIBOR + 55 bps), 2/15/42	98,333
276,180	Federal Home Loan Mortgage Corp., REMICS, Series 4016, Class AB, 2.0%, 9/15/25	275,618
545,650	Federal Home Loan Mortgage Corp., REMICS, Series 4018, Class AL, 2.0%, 3/15/27	539,978
413,867	Federal Home Loan Mortgage Corp., REMICS, Series 4142, Class PG, 2.0%, 12/15/32	409,562
582,793	Federal Home Loan Mortgage Corp., REMICS, Series 4170, Class QE, 2.0%, 5/15/32	577,392
413,506	Federal Home Loan Mortgage Corp., REMICS, Series 4221, Class GA, 1.4%, 7/15/23	403,714
884,020	Federal Home Loan Mortgage Corp., REMICS, Series 4234, Class AH, 2.5%, 7/15/28	883,243
163,629	Federal Home Loan Mortgage Corp., REMICS, Series 4366, Class VA, 3.0%, 12/15/25	166,346
1,222,969	Federal Home Loan Mortgage Corp., REMICS, Series 4444, Class CD, 3.0%, 8/15/39	1,241,422
66,806(a)	Federal Home Loan Mortgage Corp., Strips, Series 237, Class F14, 1.65% (1 Month USD LIBOR + 40 bps), 5/15/36	66,973
142,375(a)	Federal Home Loan Mortgage Corp., Strips, Series 239, Class F30, 1.55% (1 Month USD LIBOR + 30 bps), 8/15/36	$142,578
57,660(a)	Federal Home Loan Mortgage Corp., Strips, Series 244, Class F22, 1.6% (1 Month USD LIBOR + 35 bps), 12/15/36	57,728
192,520(a)	Federal National Mortgage Association, Connecticut Avenue Securities, Series 2013-C01, Class M1, 3.328% (1 Month USD LIBOR + 200 bps), 10/25/23	193,877
241,866(a)	Federal National Mortgage Association, Connecticut Avenue Securities, Series 2014-C02, Class 1M1, 2.278% (1 Month USD LIBOR + 95 bps), 5/25/24	242,631
14,848(a)	Federal National Mortgage Association, Connecticut Avenue Securities, Series 2014-C03, Class 1M1, 2.528% (1 Month USD LIBOR + 120 bps), 7/25/24	14,855
240,277(a)	Federal National Mortgage Association, Connecticut Avenue Securities, Series 2016-C02, Class 1M1, 3.479% (1 Month USD LIBOR + 215 bps), 9/25/28	242,755
584,657(a)	Federal National Mortgage Association, Connecticut Avenue Securities, Series 2017-C04, Class 2M1, 2.178% (1 Month USD LIBOR + 85 bps), 11/25/29	586,991
347,782(a)	Federal National Mortgage Association, Connecticut Avenue Securities, Series 2017-C05, Class 1M1, 1.879% (1 Month USD LIBOR + 55 bps), 1/25/30	347,809
42,844(a)	Federal National Mortgage Association, REMICS, Series 1992-162, Class FB, 2.19% (7 Year U.S. Treasury Yield Curve Rate T Note Constant Maturity - 5 bps), 9/25/22	42,823
309,788(a)	Federal National Mortgage Association, REMICS, Series 1993-247, Class FE, 2.328% (1 Month USD LIBOR + 100 bps), 12/25/23	313,063
81,963(a)	Federal National Mortgage Association, REMICS, Series 1994-40, Class FC, 1.828% (1 Month USD LIBOR + 50 bps), 3/25/24	82,832
52,749	Federal National Mortgage Association, REMICS, Series 1999-25, Class Z, 6.0%, 6/25/29	59,178
59,592(a)	Federal National Mortgage Association, REMICS, Series 2001-72, Class FB, 2.228% (1 Month USD LIBOR + 90 bps), 12/25/31	60,394
36,719(a)	Federal National Mortgage Association, REMICS, Series 2001-81, Class FL, 1.933% (1 Month USD LIBOR + 65 bps), 1/18/32	37,295
327,930(a)	Federal National Mortgage Association, REMICS, Series 2002-23, Class FA, 2.228% (1 Month USD LIBOR + 90 bps), 4/25/32	334,812
356,208(a)	Federal National Mortgage Association, REMICS, Series 2002-34, Class FA, 1.783% (1 Month USD LIBOR + 50 bps), 5/18/32	358,563
296,428(a)	Federal National Mortgage Association, REMICS, Series 2002-36, Class FS, 1.828% (1 Month USD LIBOR + 50 bps), 6/25/32	299,756
323,759(a)	Federal National Mortgage Association, REMICS, Series 2002-38, Class DF, 2.328% (1 Month USD LIBOR + 100 bps), 4/25/32	333,545
186,105(a)	Federal National Mortgage Association, REMICS, Series 2002-64, Class FE, 1.633% (1 Month USD LIBOR + 35 bps), 10/18/32	187,494
1,249,645(a)	Federal National Mortgage Association, REMICS, Series 2002-74, Class FV, 1.778% (1 Month USD LIBOR + 45 bps), 11/25/32	1,254,378
237,191(a)	Federal National Mortgage Association, REMICS, Series 2002-75, Class FD, 2.283% (1 Month USD LIBOR + 100 bps), 11/18/32	242,716
165,311(a)	Federal National Mortgage Association, REMICS, Series 2002-77, Class WF, 1.683% (1 Month USD LIBOR + 40 bps), 12/18/32	166,157
46,708(a)	Federal National Mortgage Association, REMICS, Series 2002-93, Class FH, 1.828% (1 Month USD LIBOR + 50 bps), 1/25/33	46,801
121,362(a)	Federal National Mortgage Association, REMICS, Series 2003-8, Class FJ, 1.678% (1 Month USD LIBOR + 35 bps), 2/25/33	122,269
358,300(a)	Federal National Mortgage Association, REMICS, Series 2003-11, Class FH, 1.828% (1 Month USD LIBOR + 50 bps), 12/25/32	359,950
5,938(a)	Federal National Mortgage Association, REMICS, Series 2003-17, Class FN, 1.628% (1 Month USD LIBOR + 30 bps), 3/25/18	5,937
473,286(a)	Federal National Mortgage Association, REMICS, Series 2003-24, Class FA, 1.828% (1 Month USD LIBOR + 50 bps), 4/25/33	475,906
56,235(a)	Federal National Mortgage Association, REMICS, Series 2003-42, Class JF, 1.828% (1 Month USD LIBOR + 50 bps), 5/25/33	56,332
283,543(a)	Federal National Mortgage Association, REMICS, Series 2003-63, Class F1, 1.628% (1 Month USD LIBOR + 30 bps), 11/25/27	285,026
251,230(a)	Federal National Mortgage Association, REMICS, Series 2003-91, Class FD, 1.828% (1 Month USD LIBOR + 50 bps), 9/25/33	251,768
623,717(a)	Federal National Mortgage Association, REMICS, Series 2003-126, Class FC, 1.628% (1 Month USD LIBOR + 30 bps), 12/25/33	624,061
193,677(a)	Federal National Mortgage Association, REMICS, Series 2004-14, Class F, 1.728% (1 Month USD LIBOR + 40 bps), 3/25/34	194,337
34,922(a)	Federal National Mortgage Association, REMICS, Series 2004-25, Class FA, 1.728% (1 Month USD LIBOR + 40 bps), 4/25/34	35,135
101,844(a)	Federal National Mortgage Association, REMICS, Series 2004-28, Class PF, 1.728% (1 Month USD LIBOR + 40 bps), 3/25/34	102,194
63,267(a)	Federal National Mortgage Association, REMICS, Series 2004-52, Class FW, 1.728% (1 Month USD LIBOR + 40 bps), 7/25/34	$63,295
94,862(a)	Federal National Mortgage Association, REMICS, Series 2005-66, Class FD, 1.628% (1 Month USD LIBOR + 30 bps), 7/25/35	94,716
215,490(a)	Federal National Mortgage Association, REMICS, Series 2005-66, Class PF, 1.578% (1 Month USD LIBOR + 25 bps), 7/25/35	215,194
193,491(a)	Federal National Mortgage Association, REMICS, Series 2005-69, Class AF, 1.628% (1 Month USD LIBOR + 30 bps), 8/25/35	193,476
96,213(a)	Federal National Mortgage Association, REMICS, Series 2005-83, Class KT, 1.628% (1 Month USD LIBOR + 30 bps), 10/25/35	96,163
118,792(a)	Federal National Mortgage Association, REMICS, Series 2005-83, Class LF, 1.638% (1 Month USD LIBOR + 31 bps), 2/25/35	118,381
58,978(a)	Federal National Mortgage Association, REMICS, Series 2005-120, Class UF, 1.678% (1 Month USD LIBOR + 35 bps), 3/25/35	59,164
788,349(a)	Federal National Mortgage Association, REMICS, Series 2006-3, Class CF, 1.628% (1 Month USD LIBOR + 30 bps), 3/25/36	784,216
57,392(a)	Federal National Mortgage Association, REMICS, Series 2006-33, Class FH, 1.678% (1 Month USD LIBOR + 35 bps), 5/25/36	57,190
109,521(a)	Federal National Mortgage Association, REMICS, Series 2006-42, Class CF, 1.778% (1 Month USD LIBOR + 45 bps), 6/25/36	110,097
403,794(a)	Federal National Mortgage Association, REMICS, Series 2006-44, Class FP, 1.728% (1 Month USD LIBOR + 40 bps), 6/25/36	405,035
150,681(a)	Federal National Mortgage Association, REMICS, Series 2006-49, Class PF, 1.578% (1 Month USD LIBOR + 25 bps), 4/25/36	150,123
212,082(a)	Federal National Mortgage Association, REMICS, Series 2006-51, Class FP, 1.678% (1 Month USD LIBOR + 35 bps), 3/25/36	212,453
79,840(a)	Federal National Mortgage Association, REMICS, Series 2006-81, Class FA, 1.678% (1 Month USD LIBOR + 35 bps), 9/25/36	79,888
49,034(a)	Federal National Mortgage Association, REMICS, Series 2006-82, Class F, 1.898% (1 Month USD LIBOR + 57 bps), 9/25/36	49,427
182,052(a)	Federal National Mortgage Association, REMICS, Series 2006-93, Class FN, 1.728% (1 Month USD LIBOR + 40 bps), 10/25/36	181,727
169,311(a)	Federal National Mortgage Association, REMICS, Series 2006-104, Class FD, 1.688% (1 Month USD LIBOR + 36 bps), 11/25/36	169,517
49,871(a)	Federal National Mortgage Association, REMICS, Series 2007-2, Class FT, 1.578% (1 Month USD LIBOR + 25 bps), 2/25/37	49,518
94,645(a)	Federal National Mortgage Association, REMICS, Series 2007-7, Class FJ, 1.528% (1 Month USD LIBOR + 20 bps), 2/25/37	93,997
106,653(a)	Federal National Mortgage Association, REMICS, Series 2007-9, Class FB, 1.678% (1 Month USD LIBOR + 35 bps), 3/25/37	105,839
83,978(a)	Federal National Mortgage Association, REMICS, Series 2007-13, Class FA, 1.578% (1 Month USD LIBOR + 25 bps), 3/25/37	83,333
71,513(a)	Federal National Mortgage Association, REMICS, Series 2007-14, Class F, 1.688% (1 Month USD LIBOR + 36 bps), 3/25/37	71,856
63,490(a)	Federal National Mortgage Association, REMICS, Series 2007-24, Class FD, 1.578% (1 Month USD LIBOR + 25 bps), 3/25/37	63,292
77,843(a)	Federal National Mortgage Association, REMICS, Series 2007-41, Class FA, 1.728% (1 Month USD LIBOR + 40 bps), 5/25/37	78,033
131,850(a)	Federal National Mortgage Association, REMICS, Series 2007-50, Class FN, 1.568% (1 Month USD LIBOR + 24 bps), 6/25/37	131,288
42,690(a)	Federal National Mortgage Association, REMICS, Series 2007-58, Class FA, 1.578% (1 Month USD LIBOR + 25 bps), 6/25/37	42,367
148,956(a)	Federal National Mortgage Association, REMICS, Series 2007-58, Class FV, 1.578% (1 Month USD LIBOR + 25 bps), 6/25/37	147,816
155,108(a)	Federal National Mortgage Association, REMICS, Series 2007-86, Class FC, 1.898% (1 Month USD LIBOR + 57 bps), 9/25/37	156,404
165,036(a)	Federal National Mortgage Association, REMICS, Series 2007-89, Class F, 1.908% (1 Month USD LIBOR + 58 bps), 9/25/37	166,659
41,763(a)	Federal National Mortgage Association, REMICS, Series 2007-92, Class OF, 1.898% (1 Month USD LIBOR + 57 bps), 9/25/37	42,289
61,546(a)	Federal National Mortgage Association, REMICS, Series 2007-110, Class FA, 1.948% (1 Month USD LIBOR + 62 bps), 12/25/37	61,727
22,135(a)	Federal National Mortgage Association, REMICS, Series 2008-47, Class PF, 1.828% (1 Month USD LIBOR + 50 bps), 6/25/38	22,206
181,481(a)	Federal National Mortgage Association, REMICS, Series 2008-53, Class FM, 2.228% (1 Month USD LIBOR + 90 bps), 7/25/38	184,949
89,152(a)	Federal National Mortgage Association, REMICS, Series 2008-88, Class FA, 2.548% (1 Month USD LIBOR + 122 bps), 10/25/38	91,414
366,196	Federal National Mortgage Association, REMICS, Series 2009-10, Class AB, 5.0%, 3/25/24	379,175
842,287	Federal National Mortgage Association, REMICS, Series 2009-21, Class HB, 4.5%, 4/25/24	864,579
200,327(a)	Federal National Mortgage Association, REMICS, Series 2009-103, Class FM, 2.028% (1 Month USD LIBOR + 70 bps), 11/25/39	202,763
346,297	Federal National Mortgage Association, REMICS, Series 2010-13, Class WD, 4.25%, 3/25/25	350,759
65,719	Federal National Mortgage Association, REMICS, Series 2010-17, Class DE, 3.5%, 6/25/21	$66,237
13,531	Federal National Mortgage Association, REMICS, Series 2010-19, Class CK, 3.0%, 6/25/39	13,525
102,185	Federal National Mortgage Association, REMICS, Series 2010-42, Class AC, 4.0%, 10/25/24	103,157
36,184(a)	Federal National Mortgage Association, REMICS, Series 2010-43, Class FE, 1.878% (1 Month USD LIBOR + 55 bps), 9/25/39	36,445
128,342	Federal National Mortgage Association, REMICS, Series 2010-43, Class KG, 3.0%, 1/25/21	129,012
59,483	Federal National Mortgage Association, REMICS, Series 2010-54, Class LC, 3.0%, 4/25/40	59,733
79,274	Federal National Mortgage Association, REMICS, Series 2010-83, Class AK, 3.0%, 11/25/18	79,394
232,065	Federal National Mortgage Association, REMICS, Series 2010-87, Class HB, 3.0%, 3/25/25	233,517
267,642(a)	Federal National Mortgage Association, REMICS, Series 2010-103, Class DF, 1.628% (1 Month USD LIBOR + 30 bps), 8/25/40	269,057
40,907	Federal National Mortgage Association, REMICS, Series 2010-123, Class HA, 2.5%, 3/25/24	40,891
237,025	Federal National Mortgage Association, REMICS, Series 2010-123, Class PL, 4.0%, 4/25/38	239,811
46,032	Federal National Mortgage Association, REMICS, Series 2010-128, Class JB, 1.5%, 11/25/20	45,642
243,023	Federal National Mortgage Association, REMICS, Series 2010-145, Class A, 3.5%, 8/25/25	244,799
436,051	Federal National Mortgage Association, REMICS, Series 2011-17, Class CJ, 2.75%, 3/25/21	439,830
460,172	Federal National Mortgage Association, REMICS, Series 2011-17, Class GD, 3.5%, 2/25/26	469,766
124,071(a)	Federal National Mortgage Association, REMICS, Series 2011-19, Class FM, 1.878% (1 Month USD LIBOR + 55 bps), 5/25/40	125,000
49,372	Federal National Mortgage Association, REMICS, Series 2011-23, Class AB, 2.75%, 6/25/20	49,408
147,120	Federal National Mortgage Association, REMICS, Series 2011-46, Class BA, 4.0%, 4/25/37	147,401
129,455	Federal National Mortgage Association, REMICS, Series 2011-58, Class AC, 2.5%, 6/25/24	129,664
371,033	Federal National Mortgage Association, REMICS, Series 2011-66, Class QA, 3.5%, 7/25/21	377,657
102,893	Federal National Mortgage Association, REMICS, Series 2011-67, Class EA, 4.0%, 7/25/21	104,173
113,201	Federal National Mortgage Association, REMICS, Series 2011-79, Class GB, 1.75%, 12/25/22	111,772
183,265	Federal National Mortgage Association, REMICS, Series 2011-89, Class BA, 2.5%, 11/25/25	184,050
15,739	Federal National Mortgage Association, REMICS, Series 2011-98, Class NH, 2.5%, 4/25/36	15,739
109,983	Federal National Mortgage Association, REMICS, Series 2011-99, Class LM, 2.5%, 1/25/30	110,583
94,367	Federal National Mortgage Association, REMICS, Series 2011-107, Class DA, 3.0%, 1/25/29	94,568
86,200	Federal National Mortgage Association, REMICS, Series 2011-108, Class BA, 3.0%, 8/25/37	86,575
346,413	Federal National Mortgage Association, REMICS, Series 2011-139, Class A, 3.0%, 5/25/38	348,474
1,020,966	Federal National Mortgage Association, REMICS, Series 2012-17, Class QC, 2.5%, 7/25/39	1,022,610
97,696	Federal National Mortgage Association, REMICS, Series 2012-58, Class LC, 3.5%, 10/25/39	100,445
366,479	Federal National Mortgage Association, REMICS, Series 2012-67, Class HG, 1.5%, 4/25/27	358,583
891,618	Federal National Mortgage Association, REMICS, Series 2012-94, Class E, 3.0%, 6/25/22	898,194
1,457,189	Federal National Mortgage Association, REMICS, Series 2014-14, Class A, 3.5%, 2/25/37	1,484,104
183,575(a)	Federal National Mortgage Association, REMICS, Series G93-5, Class F, 2.178% (1 Month USD LIBOR + 85 bps), 2/25/23	184,190
496,467(a)	Federal National Mortgage Association, Trust, Series 2005-W3, Class 2AF, 1.548% (1 Month USD LIBOR + 22 bps), 3/25/45	484,754
155,505(b)	Federal National Mortgage Association, Trust, Series 2005-W4, Class 3A, 3.055%, 6/25/45	164,920
373,961(a)	Federal National Mortgage Association, Whole Loan, Series 2007-W1, Class 1AF1, 1.588% (1 Month USD LIBOR + 26 bps), 11/25/46	374,621
34,499	Federal National Mortgage Association-Aces, Series 2013-M7, Class ASQ2, 1.233%, 3/26/18	34,403
462,988(b)	FirstKey Mortgage Trust, Series 2014-1, Class A2, 3.0%, 11/25/44 (144A)	$460,745
191,083(a)	FORT CRE LLC, Series 2016-1A, Class A1, 2.787% (1 Month USD LIBOR + 150 bps), 5/21/36 (144A)	191,214
39,655(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M1, 2.779% (1 Month USD LIBOR + 145 bps), 11/25/23	39,706
700,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M2, 4.228% (1 Month USD LIBOR + 290 bps), 7/25/28	721,814
471,565(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HQA1, Class M1, 2.529% (1 Month USD LIBOR + 120 bps), 8/25/29	476,141
1,000,000(b)	FREMF Mortgage Trust, Series 2010-K6, Class B, 5.542%, 12/25/46 (144A)	1,053,071
535,000(b)	FREMF Mortgage Trust, Series 2011-K702, Class B, 4.937%, 4/25/44 (144A)	536,314
1,500,000(b)	FREMF Mortgage Trust, Series 2011-K703, Class B, 5.045%, 7/25/44 (144A)	1,515,008
346,000(b)	FREMF Mortgage Trust, Series 2012-K17, Class B, 4.489%, 12/25/44 (144A)	363,693
1,100,000(b)	FREMF Mortgage Trust, Series 2012-K711, Class B, 3.684%, 8/25/45 (144A)	1,115,743
1,400,000(b)	FREMF Mortgage Trust, Series 2013-K712, Class B, 3.477%, 5/25/45 (144A)	1,415,533
297,042(a)	FREMF Mortgage Trust, Series 2014-KF04, Class B, 4.482% (1 Month USD LIBOR + 325 bps), 6/25/21 (144A)	299,823
425,013(a)	FREMF Mortgage Trust, Series 2014-KF05, Class B, 5.232% (1 Month USD LIBOR + 400 bps), 9/25/22 (144A)	437,389
839,093(a)	FREMF Mortgage Trust, Series 2014-KS02, Class B, 6.232% (1 Month USD LIBOR + 500 bps), 8/25/23 (144A)	835,670
944,513(a)	FREMF Mortgage Trust, Series 2015-KLSF, Class B, 5.632% (1 Month USD LIBOR + 440 bps), 11/25/22 (144A)	954,010
81,712(a)	GAHR Commercial Mortgage Trust, Series 2015-NRF, Class AFL1, 2.539% (1 Month USD LIBOR + 130 bps), 12/15/34 (144A)	81,761
317,384(a)	Global Mortgage Securitization, Ltd., Series 2005-A, Class A2, 1.599% (1 Month USD LIBOR + 27 bps), 4/25/32 (144A)	305,699
112,239	Global Mortgage Securitization, Ltd., Series 2005-A, Class B1, 5.25%, 4/25/32 (144A)	110,836
523,868(a)	Government National Mortgage Association, Series 2000-35, Class FA, 1.814% (1 Month USD LIBOR + 55 bps), 12/16/26	530,834
87,464(a)	Government National Mortgage Association, Series 2002-24, Class FA, 1.764% (1 Month USD LIBOR + 50 bps), 4/16/32	88,174
396,865(a)	Government National Mortgage Association, Series 2002-24, Class FR, 1.814% (1 Month USD LIBOR + 55 bps), 4/16/32	401,719
474,943(a)	Government National Mortgage Association, Series 2002-45, Class FA, 1.664% (1 Month USD LIBOR + 40 bps), 6/16/32	478,506
377,305(a)	Government National Mortgage Association, Series 2003-50, Class F, 1.564% (1 Month USD LIBOR + 30 bps), 5/16/33	378,217
153,189(a)	Government National Mortgage Association, Series 2005-3, Class FC, 1.514% (1 Month USD LIBOR + 25 bps), 1/16/35	152,967
150,829(a)	Government National Mortgage Association, Series 2005-16, Class FA, 1.533% (1 Month USD LIBOR + 25 bps), 2/20/35	150,015
12,918	Government National Mortgage Association, Series 2006-17, Class KY, 5.0%, 4/20/36	13,063
101,008(a)	Government National Mortgage Association, Series 2008-9, Class FA, 1.783% (1 Month USD LIBOR + 50 bps), 2/20/38	101,417
1,504,348	Government National Mortgage Association, Series 2009-17, Class YA, 4.5%, 12/20/36	1,554,455
7,821	Government National Mortgage Association, Series 2009-74, Class QB, 3.0%, 12/20/38	7,833
5,001	Government National Mortgage Association, Series 2009-122, Class DG, 2.0%, 3/16/23	4,998
394,618(a)	Government National Mortgage Association, Series 2010-2, Class F, 1.814% (1 Month USD LIBOR + 55 bps), 1/16/40	397,304
121,203	Government National Mortgage Association, Series 2010-33, Class LN, 4.5%, 2/20/38	123,471
37,432	Government National Mortgage Association, Series 2010-109, Class CG, 2.75%, 12/20/37	37,460
502,208	Government National Mortgage Association, Series 2010-164, Class EB, 4.0%, 9/20/37	508,845
132,908	Government National Mortgage Association, Series 2010-164, Class LH, 3.5%, 10/20/38	134,418
173,058	Government National Mortgage Association, Series 2011-44, Class PG, 3.5%, 5/20/39	175,259
423,498	Government National Mortgage Association, Series 2011-150, Class M, 3.0%, 8/16/26	429,795
699,198	Government National Mortgage Association, Series 2012-38, Class DK, 2.5%, 8/20/37	701,113
126,518	Government National Mortgage Association, Series 2012-130, Class PA, 3.0%, 4/20/41	$127,603
257,540(a)	Government National Mortgage Association, Series 2013-51, Class JF, 1.583% (1 Month USD LIBOR + 30 bps), 8/20/40	254,289
1,527,254	Government National Mortgage Association, Series 2014-28, Class A, 2.0%, 1/16/46	1,517,570
858,491	Government National Mortgage Association, Series 2014-51, Class CK, 2.5%, 7/16/26	862,812
1,941,890(a)	Government National Mortgage Association, Series 2017-4, Class FC, 1.592% (1 Month USD LIBOR + 35 bps), 1/20/47	1,947,488
1,100,000(a)	GP Portfolio Trust, Series 2014-GPP, Class B, 2.8% (1 Month USD LIBOR + 155 bps), 2/15/27 (144A)	1,101,647
1,000,000(a)	Great Wolf Trust, Series 2017-WOLF, Class C, 2.57% (1 Month USD LIBOR + 132 bps), 9/15/34 (144A)	1,000,311
1,100,000(a)	GS Mortgage Securities Corp. Trust, Series 2017-500K, Class B, 2.15% (1 Month USD LIBOR + 90 bps), 7/15/32 (144A)	1,101,131
500,000(a)	GS Mortgage Securities Corp. Trust, Series 2017-STAY, Class B, 2.35% (1 Month USD LIBOR + 110 bps), 7/15/32 (144A)	491,710
1,500,000(b)	GS Mortgage Securities RE-Remic Trust, Series 2015-FRR1, Class K3A, 4.951%, 6/27/41	1,490,424
375,388(a)	HomeBanc Mortgage Trust, Series 2004-2, Class A1, 2.069% (1 Month USD LIBOR + 74 bps), 12/25/34	371,511
1,002,604(a)	HomeBanc Mortgage Trust, Series 2005-3, Class A1, 1.569% (1 Month USD LIBOR + 24 bps), 7/25/35	996,413
903,470(a)	Homestar Mortgage Acceptance Corp., Series 2004-1, Class A1, 1.969% (1 Month USD LIBOR + 64 bps), 3/25/34	890,794
109,828(a)	Homestar Mortgage Acceptance Corp., Series 2004-2, Class AV1, 2.029% (1 Month USD LIBOR + 70 bps), 6/25/34	110,391
187,597(a)	Homestar Mortgage Acceptance Corp., Series 2004-4, Class A3, 2.429% (1 Month USD LIBOR + 110 bps), 9/25/34	186,795
700,000(a)	Hospitality Mortgage Trust, Series 2017-HIT, Class E, 4.794% (1 Month USD LIBOR + 355 bps), 5/8/30 (144A)	701,092
55,059(a)	Impac CMB Trust, Series 2004-8, Class 3B, 3.954% (1 Month USD LIBOR + 175 bps), 8/25/34	52,809
1,450,000(a)	Impac Secured Assets Corp., Series 2004-3, Class M1, 2.229% (1 Month USD LIBOR + 90 bps), 11/25/34	1,428,224
24,530(a)	Impac Secured Assets Corp., Series 2004-4, Class 1A3, 2.189% (1 Month USD LIBOR + 86 bps), 2/25/35	24,544
1,000,000(a)	IMT Trust, Series 2017-APTS, Class BFL, 2.2% (1 Month USD LIBOR + 95 bps), 6/15/34 (144A)	999,999
53,947(b)	IndyMac INDX Mortgage Loan Trust, Series 2004-AR6, Class 6A1, 3.758%, 10/25/34	53,437
67,186(b)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2004-LN2, Class A1A, 4.838%, 7/15/41 (144A)	67,186
68,703(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3SF, 1.389% (1 Month USD LIBOR + 16 bps), 5/15/47	68,505
700,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class C, 3.2% (1 Month USD LIBOR + 195 bps), 10/15/29 (144A)	700,001
144,152(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FL4, Class B, 3.0% (1 Month USD LIBOR + 175 bps), 12/15/30 (144A)	144,186
270,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FL4, Class C, 3.45% (1 Month USD LIBOR + 220 bps), 12/15/30 (144A)	271,705
232,173(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class B, 2.589% (1 Month USD LIBOR + 135 bps), 7/15/31 (144A)	233,259
650,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class C, 3.35% (1 Month USD LIBOR + 210 bps), 7/15/31 (144A)	644,985
809,200(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FL6, Class A, 2.65% (1 Month USD LIBOR + 140 bps), 11/15/31 (144A)	809,460
1,100,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-PHH, Class B, 3.089% (1 Month USD LIBOR + 185 bps), 8/15/27 (144A)	1,100,001
34,775(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-FL7, Class A, 2.5% (1 Month USD LIBOR + 125 bps), 5/15/28 (144A)	34,770
850,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-FL7, Class B, 3.039% (1 Month USD LIBOR + 180 bps), 5/15/28 (144A)	848,531
1,000,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-ASH, Class A, 2.739% (1 Month USD LIBOR + 150 bps), 10/15/34 (144A)	$1,002,184
500,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WPT, Class B, 3.339% (1 Month USD LIBOR + 210 bps), 10/15/33 (144A)	501,717
950,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WSP, Class A, 2.589% (1 Month USD LIBOR + 135 bps), 8/15/33 (144A)	951,214
375,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-FL11, Class B, 2.35% (1 Month USD LIBOR + 110 bps), 10/15/32 (144A)	375,117
458,188(b)	JP Morgan Mortgage Trust, Series 2013-2, Class A5, 3.5%, 5/25/43 (144A)	459,655
687,504(a)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class AM, 1.829% (1 Month USD LIBOR + 50 bps), 5/25/33 (144A)	681,870
1,222,288(b)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B1, 1.995%, 5/25/33 (144A)	1,212,073
624,661(a)	La Hipotecaria Panamanian Mortgage Trust, Series 2007-1GA, Class A, 4.129% (Panamanian Mortgage Reference Rate - 125 bps), 12/23/36 (144A)	616,462
33,292(a)	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2006-1A, Class 1A, 1.549% (1 Month USD LIBOR + 22 bps), 4/25/31 (144A)	33,080
32,285(a)	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2006-1A, Class 2A, 1.559% (1 Month USD LIBOR + 23 bps), 4/25/31 (144A)	32,148
1,300,000(a)	LMREC, Inc., Series 2015-CRE1, Class A, 3.079% (1 Month USD LIBOR + 175 bps), 2/22/32 (144A)	1,319,900
963,773(a)	LSTAR Securities Investment, Ltd., Series 2016-7, Class A1, 3.235% (1 Month USD LIBOR + 200 bps), 12/1/21 (144A)	965,279
497,202(a)	LSTAR Securities Investment, Ltd., Series 2017-2, Class A1, 3.242% (1 Month USD LIBOR + 200 bps), 2/1/22 (144A)	497,154
563,942(a)	LSTAR Securities Investment, Ltd., Series 2017-3, Class A1, 3.235% (1 Month USD LIBOR + 200 bps), 4/1/22 (144A)	566,479
993,829(a)	LSTAR Securities Investment, Ltd., Series 2017-6, Class A, 2.992% (1 Month USD LIBOR + 175 bps), 9/1/22 (144A)	993,674
1,490,284(a)	LSTAR Securities Investment, Ltd., Series 2017-7, Class A, 2.992% (1 Month USD LIBOR + 175 bps), 10/1/22 (144A)	1,484,551
394,416(a)	Merrill Lynch Mortgage Investors Trust, Series 2003-A, Class 1A, 2.069% (1 Month USD LIBOR + 74 bps), 3/25/28	377,598
350,678(a)	Merrill Lynch Mortgage Investors Trust, Series 2003-C, Class A1, 1.989% (1 Month USD LIBOR + 66 bps), 6/25/28	336,812
334,427(a)	Merrill Lynch Mortgage Investors Trust, Series 2003-C, Class A2, 2.149% (6 Month USD LIBOR + 70 bps), 6/25/28	331,703
121,820(a)	Merrill Lynch Mortgage Investors Trust, Series 2003-G, Class A1, 1.969% (1 Month USD LIBOR + 64 bps), 1/25/29	117,484
31,135(b)	Merrill Lynch Mortgage Investors Trust, Series 2003-G, Class A3, 2.894%, 1/25/29	31,238
220,762(a)	Merrill Lynch Mortgage Investors Trust, Series 2003-H, Class A1, 1.969% (1 Month USD LIBOR + 64 bps), 1/25/29	218,053
73,587(a)	Merrill Lynch Mortgage Investors Trust, Series 2004-G, Class A2, 2.049% (6 Month USD LIBOR + 60 bps), 1/25/30	71,984
73,212(b)	Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class D, 5.54%, 11/12/37	73,127
477,788(b)	Morgan Stanley Capital I Trust, Series 2007-T25, Class AJ, 5.574%, 11/12/49	483,617
141,199(b)	Morgan Stanley Capital I Trust, Series 2008-T29, Class A4, 6.497%, 1/11/43	141,142
500,000(a)	Morgan Stanley Capital I Trust, Series 2015-XLF1, Class C, 3.446% (1 Month USD LIBOR + 220 bps), 8/14/31 (144A)	502,039
600,000(a)	Morgan Stanley Capital I Trust, Series 2015-XLF2, Class AFSB, 4.0% (1 Month USD LIBOR + 275 bps), 8/15/26 (144A)	599,089
500,000(a)	Morgan Stanley Capital I Trust, Series 2017-CLS, Class C, 2.25% (1 Month USD LIBOR + 100 bps), 11/15/34 (144A)	500,000
500,000(a)	Morgan Stanley Capital I Trust, Series 2017-PRME, Class B, 2.6% (1 Month USD LIBOR + 135 bps), 2/15/34 (144A)	500,459
171,568(a)	Morgan Stanley Mortgage Loan Trust, Series 2005-5AR, Class 1A1, 1.599% (1 Month USD LIBOR + 27 bps), 9/25/35	171,652
173,144(a)	Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 1A1, 1.609% (1 Month USD LIBOR + 28 bps), 11/25/35	173,921
464,147(a)	MortgageIT Trust, Series 2004-1, Class A1, 2.109% (1 Month USD LIBOR + 78 bps), 11/25/34	454,313
1,394,707(a)	Motel 6 Trust, Series 2017-MTL6, Class C, 2.639% (1 Month USD LIBOR + 140 bps), 8/15/34 (144A)	1,394,704
175,445(a)	NCUA Guaranteed Notes Trust, Series 2011-C1, Class 2A, 1.772% (1 Month USD LIBOR + 53 bps), 3/9/21	$175,077
620,020(b)	Oaks Mortgage Trust, Series 2015-1, Class A9, 3.0%, 4/25/46 (144A)	612,611
481,759(a)	Oaktown Re, Ltd., Series 2017-1A, Class M1, 3.579% (1 Month USD LIBOR + 225 bps), 4/25/27 (144A)	483,565
627,854(a)	Opteum Mortgage Acceptance Corp., Asset Backed Pass-Through Certificates, Series 2005-4, Class 1A2, 1.719% (1 Month USD LIBOR + 39 bps), 11/25/35	616,685
366,559(a)	Pepper Residential Securities Trust No. 18, Series 18A, Class A1UA, 2.195% (1 Month USD LIBOR + 95 bps), 3/12/47 (144A)	366,688
78,665(a)	PFP, Ltd., Series 2015-2, Class A, 2.696% (1 Month USD LIBOR + 145 bps), 7/14/34 (144A)	78,686
499,942(a)	RAIT Trust, Series 2017-FL7, Class A, 2.189% (1 Month USD LIBOR + 95 bps), 6/15/37 (144A)	500,220
4,257	RALI Trust, Series 2003-QS14, Class A1, 5.0%, 7/25/18	4,247
1,470(b)	RAMP Trust, Series 2004-SL4, Class A1, 6.575%, 5/25/18	1,530
381,722(a)	ReadyCap Commercial Mortgage Trust, Series 2017-FL1, Class A, 2.179% (1 Month USD LIBOR + 85 bps), 5/25/34 (144A)	381,722
720,095(a)	RESI Finance LP, Series 2003-CB1, Class B3, 2.696% (1 Month USD LIBOR + 145 bps), 6/10/35 (144A)	650,322
202,963(a)	Resimac Premier, Series 2014-1A, Class A1, 2.01% (3 Month USD LIBOR + 70 bps), 12/12/45 (144A)	203,389
409,574(a)	Resimac Premier, Series 2017-1A, Class A1A, 2.195% (1 Month USD LIBOR + 95 bps), 9/11/48 (144A)	409,842
235,472(a)	Resource Capital Corp., Series 2015-CRE4, Class A, 2.65% (1 Month USD LIBOR + 140 bps), 8/15/32 (144A)	235,214
675,332(a)	Resource Capital Corp., Series 2017-CRE5, Class A, 2.066% (1 Month USD LIBOR + 80 bps), 7/15/34 (144A)	676,665
108,654(b)	Sequoia Mortgage Trust, Series 2004-7, Class A1, 2.766%, 8/20/34	109,137
693,749(b)	Sequoia Mortgage Trust, Series 2012-1, Class 2A1, 3.474%, 1/25/42	697,809
92,579(b)	Sequoia Mortgage Trust, Series 2013-8, Class A1, 3.0%, 6/25/43	92,024
165,402(b)	Sequoia Mortgage Trust, Series 2013-8, Class A2, 2.25%, 6/25/43	158,631
1,000,000(a)	Stonemont Portfolio Trust, Series 2017-MONT, Class B, 2.383% (1 Month USD LIBOR + 110 bps), 8/20/30 (144A)	1,000,025
113,384(a)	Structured Asset Mortgage Investments II Trust, Series 2005-F1, Class FA, 1.829% (1 Month USD LIBOR + 50 bps), 8/26/35	112,883
47,717(a)	Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2003-35, Class 3A1, 1.829% (1 Month USD LIBOR + 50 bps), 12/25/33	47,687
872,578(b)	Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class A, 3.192%, 5/25/37 (144A)	873,267
69,470(a)	Velocity Commercial Capital Loan Trust, Series 2014-1, Class A, 3.329% (1 Month USD LIBOR + 200 bps), 9/25/44 (144A)	69,531
925,000(b)	WaMu Commercial Mortgage Securities Trust, Series 2006-SL1, Class C, 2.524%, 11/23/43 (144A)	915,604
42,105(a)	Wells Fargo Mortgage Backed Securities Trust, Series 2005-4, Class A6, 1.929% (1 Month USD LIBOR + 60 bps), 4/25/35	41,365
1,084,176(b)	WinWater Mortgage Loan Trust, Series 2015-2, Class A5, 3.0%, 2/20/45 (144A)	1,081,635
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $161,521,289)	$160,944,474
	CORPORATE BONDS - 41.9% of Net Assets
	AUTOMOBILES & COMPONENTS - 1.8%
	Automobile Manufacturers - 1.8%
575,000	Daimler Finance North America LLC, 1.75%, 10/30/19 (144A)	$569,101
565,000	Daimler Finance North America LLC, 2.3%, 1/6/20 (144A)	564,020
700,000	Ford Motor Credit Co., LLC, 1.724%, 12/6/17	700,000
560,000(a)	Ford Motor Credit Co., LLC, 2.14% (3 Month USD LIBOR + 83 bps), 3/12/19	563,062
585,000	Ford Motor Credit Co., LLC, 2.343%, 11/2/20	579,787
250,000	Ford Motor Credit Co., LLC, 2.375%, 1/16/18	250,135
500,000	Ford Motor Credit Co., LLC, 2.681%, 1/9/20	501,305
1,000,000	Ford Motor Credit Co., LLC, 2.875%, 10/1/18	1,006,699
585,000(a)	Hyundai Capital America, 2.325% (3 Month USD LIBOR + 100 bps), 9/18/20 (144A)	586,918
1,145,000	Nissan Motor Acceptance Corp., 1.55%, 9/13/19 (144A)	1,131,878
575,000(a)	Nissan Motor Acceptance Corp., 1.837% (3 Month USD LIBOR + 52 bps), 9/13/19 (144A)	577,040
1,000,000	Nissan Motor Acceptance Corp., 2.65%, 9/26/18 (144A)	1,004,932
670,000	Toyota Motor Credit Corp., 1.2%, 4/6/18	668,989
575,000	Toyota Motor Credit Corp., 1.55%, 10/18/19	570,369
570,000	Toyota Motor Credit Corp., 1.95%, 4/17/20	566,831
600,000(a)	Toyota Motor Credit Corp., 2.256% (3 Month USD LIBOR + 82 bps), 2/19/19	605,546
	Total Automobiles & Components	$10,446,612
	BANKS - 11.9%
	Diversified Banks - 10.0%
1,155,000	ABN AMRO Bank NV, 1.8%, 9/20/19 (144A)	$1,145,760
1,140,000	ABN AMRO Bank NV, 2.1%, 1/18/19 (144A)	1,139,796
1,290,000	Bank of America Corp., 2.0%, 1/11/18	1,290,347
585,000(a)	Bank of America Corp., 2.393% (3 Month USD LIBOR + 107 bps), 3/22/18	586,642
1,135,000	Bank of America Corp., 2.6%, 1/15/19	1,141,227
580,000	Bank of America Corp., 2.65%, 4/1/19	583,829
300,000	Bank of America Corp., 5.75%, 12/1/17	300,000
750,000	Bank of America NA, 1.75%, 6/5/18	750,077
255,000(a)	Bank of Montreal, 1.76% (3 Month USD LIBOR + 44 bps), 6/15/20	255,851
585,000(a)	Bank of Montreal, 2.004% (3 Month USD LIBOR + 65 bps), 7/18/19	589,520
500,000	Bank of Nova Scotia, 1.45%, 4/25/18	499,622
585,000	Bank of Nova Scotia, 1.65%, 6/14/19	581,154
550,000	Bank of Nova Scotia, 2.05%, 6/5/19	549,126
305,000	Bank of Tokyo-Mitsubishi UFJ, Ltd., 2.7%, 9/9/18 (144A)	306,756
655,000(a)	Banque Federative du Credit Mutuel SA, 1.853% (3 Month USD LIBOR + 49 bps), 7/20/20 (144A)	657,178
1,170,000	Banque Federative du Credit Mutuel SA, 2.0%, 4/12/19 (144A)	1,166,434
220,000	Banque Federative du Credit Mutuel SA, 2.75%, 1/22/19 (144A)	221,755
870,000	BPCE SA, 1.625%, 1/26/18	869,621
750,000	Citigroup, Inc., 1.8%, 2/5/18	749,865
600,000	Citigroup, Inc., 2.05%, 12/7/18	599,983
1,450,000(a)	Citigroup, Inc., 2.064% (3 Month USD LIBOR + 69 bps), 4/27/18	1,452,899
1,220,000(a)	Citigroup, Inc., 3.116% (3 Month USD LIBOR + 170 bps), 5/15/18	1,228,229
570,000	Citizens Bank NA, 2.2%, 5/26/20	566,536
560,000	Citizens Bank NA, 2.25%, 3/2/20	557,868
600,000	Citizens Bank NA, 2.5%, 3/14/19	601,954
580,000(a)	Cooperatieve Rabobank UA, 1.913% (3 Month USD LIBOR + 51 bps), 8/9/19	583,507
250,000	Credit Suisse AG, 1.75%, 1/29/18	250,020
885,000	Credit Suisse AG, 4.375%, 8/5/20	927,998
639,000	Danske Bank AS, 1.65%, 9/6/19 (144A)	632,583
1,165,000(a)	Danske Bank AS, 1.896% (3 Month USD LIBOR + 58 bps), 9/6/19 (144A)	1,171,440
575,000	Discover Bank, 2.0%, 2/21/18	575,143
1,725,000	Discover Bank, 2.6%, 11/13/18	1,732,905
585,000	DNB Bank ASA, 2.125%, 10/2/20 (144A)	580,331
900,000	Federation des Caisses Desjardins du Quebec, 2.25%, 10/30/20 (144A)	895,541
725,000	HSBC USA, Inc., 1.625%, 1/16/18	725,006
580,000	ING Bank NV, 2.0%, 11/26/18 (144A)	579,890
560,000(a)	ING Bank NV, 2.026% (3 Month USD LIBOR + 61 bps), 8/15/19 (144A)	563,648
600,000(a)	ING Bank NV, 2.453% (3 Month USD LIBOR + 113 bps), 3/22/19 (144A)	607,279
585,000	JPMorgan Chase & Co., 1.85%, 3/22/19	583,148
1,150,000(a)	JPMorgan Chase & Co., 2.267% (3 Month USD LIBOR + 90 bps), 1/25/18	1,151,272
500,000(b)	JPMorgan Chase & Co., 4.233% (U.S. CPI Urban Consumers YoY NSA + 200 bps), 2/25/21	511,450
900,000	JPMorgan Chase & Co., 4.4%, 7/22/20	944,989
585,000(a)	JPMorgan Chase Bank NA, 1.776% (3 Month USD LIBOR + 45 bps), 9/21/18	586,332
600,000	Lloyds Bank Plc, 2.05%, 1/22/19	599,514
400,000	Macquarie Bank, Ltd., 2.6%, 6/24/19 (144A)	401,523
815,000(a)	Mizuho Bank, Ltd., 1.969% (3 Month USD LIBOR + 64 bps), 3/26/18 (144A)	816,375
1,000,000	MUFG Union Bank NA, 2.625%, 9/26/18	1,005,731
620,000	National City Bank of Indiana, 4.25%, 7/1/18	627,913
575,000	Nordea Bank AB, 1.625%, 9/30/19 (144A)	568,437
575,000	Nordea Bank AB, 2.125%, 5/29/20 (144A)	571,411
590,000	Nordea Bank AB, 2.375%, 4/4/19 (144A)	591,721
580,000(a)	Royal Bank of Canada, 1.858% (3 Month USD LIBOR + 48 bps), 7/29/19	582,656
560,000	Royal Bank of Canada, 2.125%, 3/2/20	559,431
590,000	Royal Bank of Canada, 2.15%, 10/26/20	586,578
600,000	Skandinaviska Enskilda Banken AB, 1.5%, 9/13/19	592,962
570,000(a)	Skandinaviska Enskilda Banken AB, 1.887% (3 Month USD LIBOR + 57 bps), 9/13/19 (144A)	573,967
560,000	Skandinaviska Enskilda Banken AB, 2.375%, 11/20/18 (144A)	561,654
575,000	Sumitomo Mitsui Banking Corp., 1.762%, 10/19/18	574,023
565,000(a)	Sumitomo Mitsui Banking Corp., 1.896% (3 Month USD LIBOR + 54 bps), 1/11/19	566,926
565,000(a)	Sumitomo Mitsui Banking Corp., 1.939% (3 Month USD LIBOR + 58 bps), 1/16/18	565,285
430,000	Sumitomo Mitsui Banking Corp., 2.05%, 1/18/19	429,540
560,000	Sumitomo Mitsui Trust Bank, Ltd., 2.05%, 3/6/19 (144A)	$558,867
595,000	Svenska Handelsbanken AB, 1.5%, 9/6/19	588,398
750,000(a)	Svenska Handelsbanken AB, 1.677% (3 Month USD LIBOR + 36 bps), 9/8/20	752,680
750,000(a)	Svenska Handelsbanken AB, 1.806% (3 Month USD LIBOR + 49 bps), 9/6/19	754,343
500,000	Toronto-Dominion Bank, 1.4%, 4/30/18	499,382
750,000(a)	Toronto-Dominion Bank, 1.775% (3 Month USD LIBOR + 44 bps), 7/2/19	753,290
590,000	Toronto-Dominion Bank, 1.9%, 10/24/19	587,543
600,000(a)	Toronto-Dominion Bank, 2.063% (3 Month USD LIBOR + 65 bps), 8/13/19	604,920
600,000	Toronto-Dominion Bank, 2.125%, 7/2/19	600,400
580,000(a)	UBS AG, 1.959% (3 Month USD LIBOR + 48 bps), 12/1/20 (144A)	580,840
585,000	UBS AG, 2.375%, 8/14/19	586,969
900,000	UBS Group Funding Switzerland AG, 2.95%, 9/24/20 (144A)	909,810
750,000(a)	US Bancorp, 1.767% (3 Month USD LIBOR + 40 bps), 4/25/19	752,792
1,450,000(a)	US Bank NA, 1.958% (3 Month USD LIBOR + 58 bps), 1/29/18	1,450,489
540,000	US Bank NA, 2.05%, 10/23/20	537,664
575,000(a)	Wells Fargo & Co., 1.993% (3 Month USD LIBOR + 63 bps), 4/23/18	576,168
590,000(a)	Wells Fargo & Co., 2.058% (3 Month USD LIBOR + 68 bps), 1/30/20	595,577
600,000	Wells Fargo & Co., 5.625%, 12/11/17	600,483
575,000	Wells Fargo Bank NA, 1.75%, 5/24/19	572,290
590,000(a)	Wells Fargo Bank NA, 2.103% (3 Month USD LIBOR + 74 bps), 1/22/18	590,529
585,000	Wells Fargo Bank NA, 2.15%, 12/6/19	584,522
		$56,808,114
	Regional Banks - 1.9%
590,000	BB&T Corp., 2.15%, 2/1/21	$585,015
560,000	Branch Banking & Trust Co., 2.1%, 1/15/20	558,961
500,000	Capital One NA, 1.85%, 9/13/19	495,473
1,000,000	Capital One NA, 2.35%, 8/17/18	1,002,164
985,000	Fifth Third Bancorp, 2.3%, 3/1/19	986,544
140,000	Fifth Third Bank, 1.625%, 9/27/19	138,516
590,000	Fifth Third Bank, 2.2%, 10/30/20	587,442
585,000	KeyBank NA, 1.6%, 8/22/19	579,527
480,000(a)	KeyBank NA, 2.001% (3 Month USD LIBOR + 52 bps), 6/1/18	480,985
600,000	KeyBank NA, 2.35%, 3/8/19	602,148
330,000	KeyCorp, 2.3%, 12/13/18	330,300
1,180,000	Manufacturers & Traders Trust Co., 1.45%, 3/7/18	1,179,286
550,000	Manufacturers & Traders Trust Co., 2.3%, 1/30/19	550,997
840,000	PNC Bank NA, 1.7%, 12/7/18	837,649
570,000	PNC Bank NA, 2.0%, 5/19/20	565,876
84,000	PNC Bank NA, 2.2%, 1/28/19	84,111
590,000	PNC Bank NA, 2.45%, 11/5/20	591,902
560,000	SunTrust Bank, 2.25%, 1/31/20	559,972
		$10,716,868
	Total Banks	$67,524,982
	CAPITAL GOODS - 2.1%
	Aerospace & Defense - 1.1%
1,050,000	Boeing Co., 0.95%, 5/15/18	$1,046,978
860,000	Lockheed Martin Corp., 1.85%, 11/23/18	858,746
500,000	Precision Castparts Corp., 1.25%, 1/15/18	499,878
2,075,000	Rockwell Collins, Inc., 1.95%, 7/15/19	2,067,774
575,000	United Technologies Corp., 1.5%, 11/1/19	568,483
930,000(c)	United Technologies Corp., 1.778%, 5/4/18	929,161
570,000	United Technologies Corp., 1.9%, 5/4/20	565,390
		$6,536,410
	Construction Machinery & Heavy Trucks - 0.4%
1,490,000	Caterpillar Financial Services Corp., 1.85%, 9/4/20	$1,475,112
580,000	Caterpillar Financial Services Corp., 2.0%, 11/29/19	579,453
		$2,054,565
	Electrical Components & Equipment - 0.3%
1,445,000	Broadcom Corp./Broadcom Cayman Finance, Ltd., 2.375%, 1/15/20 (144A)	$1,431,578
	Industrial Conglomerates - 0.1%
135,000(a)	General Electric Co., 2.159% (3 Month USD LIBOR + 80 bps), 4/15/20	$135,850
590,000	Honeywell International, Inc., 1.8%, 10/30/19	587,671
		$723,521
	Industrial Machinery - 0.1%
360,000	Stanley Black & Decker, Inc., 1.622%, 11/17/18	$358,653
	Trading Companies & Distributors - 0.1%
750,000	Aviation Capital Group Corp., 2.875%, 9/17/18 (144A)	$753,244
	Total Capital Goods	$11,857,971
	CONSUMER DURABLES & APPAREL - 0.1%
	Home Building - 0.1%
650,000	DR Horton, Inc., 4.0%, 2/15/20	$669,103
	Total Consumer Durables & Apparel	$669,103
	DIVERSIFIED FINANCIALS - 3.2%
	Asset Management & Custody Banks - 0.5%
240,000(a)	Bank of New York Mellon Corp., 1.937% (3 Month USD LIBOR + 56 bps), 8/1/18	$240,729
560,000	Bank of New York Mellon Corp., 2.45%, 11/27/20	562,783
605,000(a)	Mizuho Securities USA LLC, 1.651% (3 Month USD LIBOR + 34 bps), 9/21/18 (144A)	604,732
550,000(a)	State Street Corp., 2.336% (3 Month USD LIBOR + 90 bps), 8/18/20	560,814
770,000	State Street Corp., 4.956%, 3/15/18	776,640
		$2,745,698
	Consumer Finance - 1.0%
500,000	Ally Financial, Inc., 3.6%, 5/21/18	$502,500
590,000	American Express Co., 2.2%, 10/30/20	586,244
570,000	American Express Credit Corp., 1.875%, 5/3/19	568,068
585,000	American Express Credit Corp., 2.25%, 8/15/19	585,696
394,000	American Honda Finance Corp., 1.55%, 12/11/17	394,029
585,000	American Honda Finance Corp., 1.95%, 7/20/20	580,446
590,000	Capital One Financial Corp., 2.4%, 10/30/20	587,078
625,000	General Motors Financial Co., Inc., 2.4%, 5/9/19	625,074
429,000(a)	General Motors Financial Co., Inc., 2.853% (3 Month USD LIBOR + 145 bps), 5/9/19	435,379
585,000	General Motors Financial Co., Inc., 3.1%, 1/15/19	590,074
		$5,454,588
	Diversified Capital Markets - 0.1%
750,000(a)	ICBCIL Finance Co., Ltd., 3.083% (3 Month USD LIBOR + 167 bps), 11/13/18 (144A)	$756,803
	Investment Banking & Brokerage - 0.9%
600,000	Goldman Sachs Group, Inc., 1.95%, 7/23/19	$596,639
465,000(a)	Goldman Sachs Group, Inc., 2.383% (3 Month USD LIBOR + 102 bps), 10/23/19	470,423
650,000(a)	Goldman Sachs Group, Inc., 2.578% (3 Month USD LIBOR + 120 bps), 4/30/18	652,549
575,000	Goldman Sachs Group, Inc., 2.9%, 7/19/18	578,546
750,000(a)	Morgan Stanley, 2.083% (3 Month USD LIBOR + 74 bps), 1/5/18	750,359
1,165,000	Morgan Stanley, 2.45%, 2/1/19	1,168,733
500,000(a)	Morgan Stanley, 2.752% (3 Month USD LIBOR + 138 bps), 2/1/19	506,292
275,000(a)	Morgan Stanley, 3.1% (3 Month USD LIBOR + 150 bps), 11/9/18	276,733
		$5,000,274
	Multi-Sector Holdings - 0.1%
575,000	Berkshire Hathaway Finance Corp., 1.3%, 8/15/19	$568,514
	Specialized Finance - 0.5%
1,414,000	MassMutual Global Funding II, 1.55%, 10/11/19 (144A)	$1,397,650
598,000	MassMutual Global Funding II, 2.1%, 8/2/18 (144A)	599,301
700,000	MassMutual Global Funding II, 2.45%, 11/23/20 (144A)	702,014
		$2,698,965
	Supranational - 0.1%
650,000	North American Development Bank, 2.3%, 10/10/18	$652,579
	Total Diversified Financials	$17,877,421
	ENERGY - 3.5%
	Integrated Oil & Gas - 1.4%
155,000(a)	BP Capital Markets Plc, 1.95% (3 Month USD LIBOR + 54 bps), 5/10/19	$155,861
460,000(a)	BP Capital Markets Plc, 2.191% (3 Month USD LIBOR + 87 bps), 9/16/21	468,614
1,405,000	BP Capital Markets Plc, 2.241%, 9/26/18	1,409,724
560,000	Chevron Corp., 1.718%, 6/24/18	560,098
600,000(a)	Chevron Corp., 1.919% (3 Month USD LIBOR + 50 bps), 5/16/18	601,196
600,000(a)	Chevron Corp., 1.929% (3 Month USD LIBOR + 51 bps), 11/16/18	602,537
560,000	Chevron Corp., 1.991%, 3/3/20	558,764
1,000,000	ConocoPhillips Co., 1.05%, 12/15/17	999,765
1,000,000(a)	Exxon Mobil Corp., 2.068% (3 Month USD LIBOR + 60 bps), 2/28/18	1,001,438
500,000(a)	Shell International Finance BV, 1.66% (3 Month USD LIBOR + 35 bps), 9/12/19	502,710
585,000(a)	Shell International Finance BV, 1.99% (3 Month USD LIBOR + 58 bps), 11/10/18	587,946
350,000	Statoil ASA, 1.15%, 5/15/18	349,257
		$7,797,910
	Oil & Gas Equipment & Services - 0.4%
775,000	National Oilwell Varco, Inc., 1.35%, 12/1/17	$775,000
550,000	Schlumberger Holdings Corp., 1.9%, 12/21/17 (144A)	550,056
1,130,000	Schlumberger Holdings Corp., 2.35%, 12/21/18 (144A)	1,134,544
		$2,459,600
	Oil & Gas Exploration & Production - 0.1%
850,000	Canadian Natural Resources, Ltd., 1.75%, 1/15/18	$849,636
	Oil & Gas Refining & Marketing - 0.1%
500,000	GS Caltex Corp., 3.25%, 10/1/18 (144A)	$502,363
200,000	Valero Energy Corp., 9.375%, 3/15/19	217,834
		$720,197
	Oil & Gas Storage & Transportation - 1.5%
875,000	Enbridge Energy Partners LP, 6.5%, 4/15/18	$889,584
1,760,000	Energy Transfer LP, 2.5%, 6/15/18	1,763,637
1,175,000	Enterprise Products Operating LLC, 1.65%, 5/7/18	1,173,764
500,000	Enterprise Products Operating LLC, 2.55%, 10/15/19	501,766
345,000	Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	347,766
700,000	Kinder Morgan, Inc., 2.0%, 12/1/17	700,000
595,000	ONEOK Partners LP, 3.2%, 9/15/18	599,832
750,000	Spectra Energy Capital LLC, 6.2%, 4/15/18	761,041
875,000	TransCanada PipeLines, Ltd., 1.875%, 1/12/18	875,000
500,000(a)	TransCanada PipeLines, Ltd., 2.147% (3 Month USD LIBOR + 79 bps), 1/12/18	500,333
199,000	TransCanada PipeLines, Ltd., 3.125%, 1/15/19	201,198
		$8,313,921
	Total Energy	$20,141,264
	FOOD & STAPLES RETAILING - 0.1%
	Hypermarkets & Super Centers - 0.1%
600,000	Wal-Mart Stores, Inc., 1.75%, 10/9/19	$598,211
	Total Food & Staples Retailing	$598,211
	FOOD, BEVERAGE & TOBACCO - 1.2%
	Brewers - 0.2%
800,000(a)	Anheuser-Busch InBev Finance, Inc., 2.641% (3 Month USD LIBOR + 126 bps), 2/1/21	$826,784
	Packaged Foods & Meats - 0.7%
575,000	Danone SA, 1.691%, 10/30/19 (144A)	$568,581
300,000(a)	Kraft Heinz Foods Co., 1.98% (3 Month USD LIBOR + 57 bps), 2/10/21	300,168
580,000	Kraft Heinz Foods Co., 2.0%, 7/2/18	579,962
575,000	Mondelez International Holdings Netherlands BV, 1.625%, 10/28/19 (144A)	567,197
1,465,000(a)	Mondelez International Holdings Netherlands BV, 1.988% (3 Month USD LIBOR + 61 bps), 10/28/19 (144A)	1,470,300
575,000	Smithfield Foods, Inc., 2.7%, 1/31/20 (144A)	572,646
155,000(a)	Tyson Foods, Inc., 2.037% (3 Month USD LIBOR + 55 bps), 6/2/20	155,898
		$4,214,752
	Tobacco - 0.3%
600,000(a)	BAT Capital Corp., 2.003% (3 Month USD LIBOR + 59 bps), 8/14/20 (144A)	$603,019
1,335,000	Reynolds American, Inc., 2.3%, 6/12/18	1,337,688
		$1,940,707
	Total Food, Beverage & Tobacco	$6,982,243
	HEALTH CARE EQUIPMENT & SERVICES - 1.3%
	Health Care Equipment - 0.5%
1,115,000	Abbott Laboratories, 2.0%, 3/15/20	$1,106,123
500,000	Boston Scientific Corp., 2.65%, 10/1/18	502,640
1,270,000(a)	Medtronic, Inc., 2.12% (3 Month USD LIBOR + 80 bps), 3/15/20	1,288,463
		$2,897,226
	Managed Health Care - 0.8%
1,180,000	Aetna, Inc., 1.7%, 6/7/18	$1,179,196
570,000(a)	Aetna, Inc., 1.967% (3 Month USD LIBOR + 65 bps), 12/8/17	570,029
557,000	Aetna, Inc., 2.2%, 3/15/19	556,368
585,000	UnitedHealth Group, Inc., 1.4%, 12/15/17	584,996
600,000	UnitedHealth Group, Inc., 1.9%, 7/16/18	600,410
1,180,000	UnitedHealth Group, Inc., 1.95%, 10/15/20	1,170,579
		$4,661,578
	Total Health Care Equipment & Services	$7,558,804
	HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
	Household Products - 0.1%
500,000	Reckitt Benckiser Treasury Services Plc, 2.125%, 9/21/18 (144A)	$501,095
	Total Household & Personal Products	$501,095
	INSURANCE - 7.2%
	Life & Health Insurance - 1.2%
418,000	Aflac, Inc., 2.4%, 3/16/20	$418,908
890,000	AIG Global Funding, 2.15%, 7/2/20 (144A)	883,253
560,000	Jackson National Life Global Funding, 2.2%, 1/30/20 (144A)	558,467
570,000	Pricoa Global Funding I, 1.45%, 9/13/19 (144A)	561,842
575,000	Pricoa Global Funding I, 2.2%, 5/16/19 (144A)	575,965
1,400,000(a)	Principal Life Global Funding II, 1.816% (3 Month USD LIBOR + 50 bps), 12/1/17 (144A)	1,400,000
565,000	Principal Life Global Funding II, 2.15%, 1/10/20 (144A)	$563,544
523,000	Protective Life Corp., 7.375%, 10/15/19	570,138
600,000	Protective Life Global Funding, 2.161%, 9/25/20 (144A)	593,885
565,000	Prudential Financial, Inc., 5.375%, 6/21/20	607,365
		$6,733,367
	Multi-line Insurance - 1.0%
575,000	American International Group, Inc., 2.3%, 7/16/19	$575,247
560,000	American International Group, Inc., 5.85%, 1/16/18	562,740
865,000	Metropolitan Life Global Funding I, 1.55%, 9/13/19 (144A)	856,584
585,000	Metropolitan Life Global Funding I, 1.75%, 12/19/18 (144A)	584,057
580,000	Metropolitan Life Global Funding I, 1.75%, 9/19/19 (144A)	574,654
585,000	Metropolitan Life Global Funding I, 2.05%, 6/12/20 (144A)	581,371
585,000	New York Life Global Funding, 1.5%, 10/24/19 (144A)	577,360
750,000(a)	New York Life Global Funding, 1.6% (3 Month USD LIBOR + 28 bps), 12/15/17 (144A)	750,084
130,000(a)	New York Life Global Funding, 1.755% (3 Month USD LIBOR + 39 bps), 10/24/19 (144A)	130,676
585,000	New York Life Global Funding, 1.95%, 9/28/20 (144A)	579,306
		$5,772,079
	Reinsurance - 5.0%
250,000+(d)(e)	Ailsa 2017 Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 6/15/18	$247,375
350,000(a)	Alamo Re, Ltd., 5.032% (3 Month Treasury Bill + 375 bps), 6/8/20 (144A) (Cat Bond)	353,570
350,000(a)	Alamo Re, Ltd., 6.092% (3 Month Treasury Bill + 481 bps), 6/7/18 (144A) (Cat Bond)	354,025
400,000(a)	Aozora Re, Ltd., 3.219% (6 Month USD LIBOR + 200 bps), 4/7/21 (144A) (Cat Bond)	399,240
250,000(a)	Aozora Re, Ltd., 3.549% (6 Month USD LIBOR + 220 bps), 4/7/20 (144A) (Cat Bond)	251,925
100,000+(d)(e)	Arlington Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 8/1/18	4,860
150,000+(d)(e)	Arlington Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 8/31/18	19,575
500,000(a)	Atlas IX Capital, DAC, 4.525% (3 Month USD LIBOR + 325 bps), 1/17/19 (144A) (Cat Bond)	506,150
300,000+(d)(e)	Berwick Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 2/1/18	14,250
300,000+(d)(e)	Berwick Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 2/1/19	300,930
350,000(a)	Bonanza Re, Ltd., 4.858% (6 Month USD LIBOR + 375 bps), 12/31/19 (144A) (Cat Bond)	330,575
400,000(a)	Caelus Re IV, Ltd., 6.772% (3 Month Treasury Bill + 549 bps), 3/6/20 (144A) (Cat Bond)	416,320
250,000(a)	Caelus Re V, Ltd., 5.782% (3 Month Treasury Bill + 450 bps), 6/5/20 (144A) (Cat Bond)	238,750
250,000+(d)(e)	Carnoustie Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/20	27,050
250,000+(d)(e)	Carnoustie Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/21	225,000
300,000+(a)	Casablanca Re, Ltd., 4.739% (6 Month USD LIBOR + 375 bps), 6/4/20 (Cat Bond)	300,210
1,100,000(a)	Citrus Re, Ltd., 6.442% (3 Month Treasury Bill + 516 bps), 4/9/18 (144A) (Cat Bond)	1,112,100
400,000(a)	Cranberry Re, Ltd., 3.215% (6 Month USD LIBOR + 200 bps), 7/13/20 (144A) (Cat Bond)	401,040
250,000+(d)(e)	Cyprus Segregated Account (Artex SAC, Ltd.), Series 2017, Variable Rate Notes, 1/10/18	215,525
330,000+(d)(e)	Denning Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 8/15/18	327,756
500,000(a)	East Lane Re VI, Ltd., 3.932% (3 Month Treasury Bill + 265 bps), 3/14/18 (144A) (Cat Bond)	501,100
527+(d)(e)	Eden Re II, Ltd., Variable Rate Notes, 4/23/19 (144A)	32,835
594,000+(d)(e)	Eden Re II, Ltd., Variable Rate Notes, 3/22/21 (144A)	572,854
250,000(a)	Galilei Re, Ltd., 5.625% (6 Month USD LIBOR + 450 bps), 1/8/20 (144A) (Cat Bond)	253,175
350,000(a)	Galilei Re, Ltd., 6.375% (6 Month USD LIBOR + 525 bps), 1/8/20 (144A) (Cat Bond)	350,805
250,000(a)	Galilei Re, Ltd., 6.395% (6 Month USD LIBOR + 525 bps), 1/8/21 (144A) (Cat Bond)	248,900
250,000(a)	Galilei Re, Ltd., 7.375% (6 Month USD LIBOR + 625 bps), 1/8/20 (144A) (Cat Bond)	245,425
300,000+(d)(e)	Gleneagles Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/20	35,160
750,000(a)	Golden State Re II, Ltd., 3.482% (3 Month Treasury Bill + 220 bps), 1/8/19 (144A) (Cat Bond)	751,125
600,000+(d)(e)	Gullane Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/20	$13,080
550,000+(d)(e)	Gullane Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/21	539,110
250,000(a)	International Bank for Reconstruction & Development, 6.972% (6 Month USD LIBOR + 590 bps), 12/20/19 (144A) (Cat Bond)	249,992
250,000(a)	International Bank for Reconstruction & Development, 7.956% (6 Month USD LIBOR + 690 bps), 7/15/20 (144A) (Cat Bond)	249,990
500,000(a)	Integrity Re, Ltd., Series A, 4.452% (6 Month USD LIBOR + 325 bps), 6/10/20 (144A) (Cat Bond)	500,500
400,000(a)	Kilimanjaro II Re, Ltd., 7.209% (6 Month USD LIBOR + 600 bps), 4/20/21 (144A) (Cat Bond)	389,280
300,000(a)	Kilimanjaro II Re, Ltd., 8.729% (6 Month USD LIBOR + 750 bps), 4/21/22 (144A) (Cat Bond)	283,170
750,000(a)	Kilimanjaro Re, Ltd., 5.032% (3 Month Treasury Bill + 375 bps), 11/25/19 (144A) (Cat Bond)	759,150
350,000(a)	Kilimanjaro Re, Ltd., 5.782% (3 Month Treasury Bill + 450 bps), 4/30/18 (144A) (Cat Bond)	340,375
650,000(a)	Kilimanjaro Re, Ltd., 6.032% (3 Month Treasury Bill + 475 bps), 4/30/18 (144A) (Cat Bond)	657,345
250,000(a)	Kilimanjaro Re, Ltd., Series 2015-1, Class E, 8.032% (3 Month Treasury Bill + 675 bps), 12/6/19 (144A) (Cat Bond)	252,200
250,000(a)	Kilimanjaro Re, Ltd., Series 2015-1, Class D, 10.532% (3 Month Treasury Bill + 925 bps), 12/6/19 (144A) (Cat Bond)	243,900
300,000+(d)(e)	Kingsbarn Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 5/1/18	263,070
450,000(a)	Kizuna Re II, Ltd., 3.532% (3 Month Treasury Bill + 225 bps), 4/6/18 (144A) (Cat Bond)	450,180
250,000+(d)(e)	Lahinch Re, Variable Rate Notes, 5/10/22	249,050
300,000+(d)(e)	Limestone Re, Ltd., Variable Rate Notes, Class A Voting, 8/31/21	277,140
750,000(a)	Long Point Re III, Ltd., 3.5% (ZERO + 350 bps), 5/23/18 (144A) (Cat Bond)	752,700
600,000+(d)(e)	Lorenz Re, Ltd. (Prime, Ltd.), Variable Rate Notes, 3/31/19	33,600
500,000+(d)(e)	Lorenz Re, Ltd. (Prime, Ltd.), Variable Rate Notes, 3/31/20	455,100
300,000+(d)(e)	Madison Re, Variable Rate Notes, 3/31/19	19,050
250,000+(d)(e)	Madison Re, Variable Rate Notes, 3/31/20	180,850
400,000(a)	MetroCat Re, Ltd., 4.982% (3 Month Treasury Bill + 370 bps), 5/8/20 (144A) (Cat Bond)	402,280
550,000(a)	Nakama Re, Ltd., 3.329% (6 Month USD LIBOR + 220 bps), 10/13/21 (144A) (Cat Bond)	559,350
250,000+(d)(e)	Oakmont 2017 Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 4/1/18	222,400
1,000,000+(d)(e)	Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2015-1, Variable Rate Notes, 2/1/19	3,100
1,000,000+(d)(e)	Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2015-2, Variable Rate Notes, 7/1/19	10,400
800,000+(d)(e)	Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2016-1, Variable Rate Notes, 2/1/20	52,880
500,000+(d)(e)	Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2016-2, Variable Rate Notes, 11/30/20	32,900
500,000+(d)(e)	Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2017-1, Variable Rate Notes, 2/1/21	406,350
400,000+(d)(e)	Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2017-3, Variable Rate Notes, 7/1/21	281,515
500,000(a)	PennUnion Re, Ltd., 5.782% (3 Month Treasury Bill + 450 bps), 12/7/18 (144A) (Cat Bond)	504,650
500,000+(d)(e)	Pinehurst Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 1/16/18	497,550
250,000+(d)(e)	Portrush 2017 Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 6/15/18	228,475
500,000(a)	Queen Street X Re, Ltd., 7.032% (3 Month Treasury Bill + 575 bps), 6/8/18 (144A) (Cat Bond)	500,200
250,000(a)	Queen Street XI Re, Ltd., 7.432% (3 Month Treasury Bill + 615 bps), 6/7/19 (144A) (Cat Bond)	251,925
250,000(a)	Residential Reinsurance 2014, Ltd., 4.842% (3 Month Treasury Bill + 356 bps), 6/6/18 (144A) (Cat Bond)	250,225
500,000(a)	Residential Reinsurance 2016, Ltd., 5.212% (3 Month Treasury Bill + 393 bps), 12/6/20 (144A) (Cat Bond)	502,100
400,000(a)	Residential Reinsurance 2017, Ltd., 4.282% (3 Month Treasury Bill + 300 bps), 6/6/21 (144A) (Cat Bond)	399,480
250,000+(d)(e)	Resilience Re, Ltd., Variable Rate Notes, 1/8/19 (144A)	250,000
250,000+(d)(e)	Resilience Re, Ltd., Variable Rate Notes, 1/8/19 (144A)	250,000
250,000+(d)(e)	Resilience Re, Ltd., Variable Rate Notes, 6/4/18	247,275
250,000+(d)(e)	Resilience Re, Ltd., Variable Rate Notes, 1/8/18	244,400
350,000+(d)(e)	Resilience Re, Ltd., Variable Rate Notes, 4/6/18	306,075
500,000(a)	Sanders Re, Ltd., 4.126% (6 Month USD LIBOR + 300 bps), 12/6/21 (144A) (Cat Bond)	500,000
1,185+(d)(e)	Sector Re V, Ltd., Series 5, Class C, Variable Rate Notes, 12/1/20 (144A)	$6,507
484+(d)(e)	Sector Re V, Ltd., Series 6, Class A, Variable Rate Notes, 3/1/21 (144A)	25,870
250,000+(d)(e)	Sector Re V, Ltd., Series 6, Class D, Variable Rate Notes, 12/1/21 (144A)	247,725
300,000+(d)(e)	Sector Re V, Ltd., Series 7, Class G, Variable Rate Notes, 3/1/22 (144A)	263,700
250,000+(d)(e)	Silverton Re, Ltd., Variable Rate Notes, 9/17/18 (144A)	7,000
250,000+(d)(e)	Silverton Re, Ltd., Variable Rate Notes, 9/16/19 (144A)	227,200
500,000+(a)	Skyline Re, Ltd., 3.782% (3 Month Treasury Bill + 250 bps), 1/6/20 (144A) (Cat Bond)	497,150
300,000+(d)(e)	St. Andrews Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 2/1/18	42,180
300,000+(d)(e)	St. Andrews Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 2/1/19	311,310
347,597+(d)(e)	St. Andrews Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 6/1/19	357,851
250,000(a)	Tradewynd Re, Ltd., 5.4% (ZERO + 540 bps), 1/8/18 (144A) (Cat Bond)	250,425
650,000(a)	Ursa Re, Ltd., 3.5% (ZERO + 350 bps), 5/27/20 (144A) (Cat Bond)	648,570
250,000(a)	Ursa Re, Ltd., 4.0% (3 Month USD LIBOR + 400 bps), 12/10/20 (144A) (Cat Bond)	249,850
600,000+(d)(e)	Versutus, Ltd. (MMC Securities), Series 2016-A, Variable Rate Notes, 11/30/20	25,560
450,000+(d)(e)	Versutus, Ltd. (MMC Securities), Series 2017-A, Variable Rate Notes, 11/30/21	440,685
500,000(a)	Vitality Re V, Ltd., 3.032% (3 Month Treasury Bill + 175 bps), 1/7/19 (144A) (Cat Bond)	499,850
600,000(a)	Vitality Re VI, Ltd., 3.382% (3 Month Treasury Bill + 210 bps), 1/8/18 (144A) (Cat Bond)	599,940
400,000(a)	Vitality Re VII, Ltd., 3.432% (3 Month Treasury Bill + 215 bps), 1/7/20 (144A) (Cat Bond)	403,520
250,000(a)	Vitality Re VII, Ltd., 3.932% (3 Month Treasury Bill + 265 bps), 1/7/20 (144A) (Cat Bond)	253,875
		$28,458,735
	Total Insurance	$40,964,181
	MATERIALS - 0.1%
	Diversified Chemicals - 0.1%
570,000	EI du Pont de Nemours & Co., 2.2%, 5/1/20	$568,745
	Total Materials	$568,745
	MEDIA - 0.4%
	Broadcasting - 0.3%
1,110,000	NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (144A)	$1,108,220
860,000(a)	NBCUniversal Enterprise, Inc., 2.044% (3 Month USD LIBOR + 69 bps), 4/15/18 (144A)	862,039
		$1,970,259
	Cable & Satellite - 0.1%
300,000	Comcast Corp., 5.15%, 3/1/20	$319,244
	Total Media	$2,289,503
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.2%
	Biotechnology - 1.5%
560,000	AbbVie, Inc., 1.8%, 5/14/18	$559,949
1,125,000	AbbVie, Inc., 2.0%, 11/6/18	1,125,299
1,160,000	AbbVie, Inc., 2.5%, 5/14/20	1,163,423
1,150,000	Amgen, Inc., 1.9%, 5/10/19	1,146,301
607,000(a)	Amgen, Inc., 2.046% (3 Month USD LIBOR + 60 bps), 5/22/19	610,808
950,000	Amgen, Inc., 5.7%, 2/1/19	989,711
600,000(a)	Baxalta, Inc., 2.103% (3 Month USD LIBOR + 78 bps), 6/22/18	601,457
550,000	Biogen, Inc., 2.9%, 9/15/20	557,731
600,000	Celgene Corp., 2.125%, 8/15/18	601,504
570,000	Celgene Corp., 2.875%, 8/15/20	575,571
585,000(a)	Gilead Sciences, Inc., 1.546% (3 Month USD LIBOR + 22 bps), 3/20/19	586,039
		$8,517,793
	Life Sciences Tools & Services - 0.2%
1,000,000	Thermo Fisher Scientific, Inc., 2.4%, 2/1/19	$1,002,422
	Pharmaceuticals - 0.5%
550,000	Johnson & Johnson, 2.95%, 9/1/20	$563,048
1,115,000	Mylan NV, 3.75%, 12/15/20	1,143,144
1,155,000	Shire Acquisitions Investments Ireland, DAC, 1.9%, 9/23/19	1,143,772
		$2,849,964
	Total Pharmaceuticals, Biotechnology & Life Sciences	$12,370,179
	REAL ESTATE - 1.2%
	Diversified REITs - 0.2%
560,000	Boston Properties LP, 3.7%, 11/15/18	$567,067
575,000	Boston Properties LP, 5.875%, 10/15/19	608,418
		$1,175,485
	Health Care REITs - 0.2%
674,000	Healthcare Realty Trust, Inc., 5.75%, 1/15/21	$742,207
500,000	Welltower, Inc., 2.25%, 3/15/18	500,707
		$1,242,914
	Office REITs - 0.2%
575,000	Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20	$577,937
575,000	Highwoods Realty LP, 7.5%, 4/15/18	586,580
		$1,164,517
	Residential REITs - 0.3%
873,000	UDR, Inc., 3.7%, 10/1/20	$898,581
945,000	UDR, Inc., 4.25%, 6/1/18	955,485
		$1,854,066
	Specialized REITs - 0.3%
550,000	Ventas Realty LP/Ventas Capital Corp., 2.7%, 4/1/20	$552,085
1,070,000	Ventas Realty LP/Ventas Capital Corp., 4.0%, 4/30/19	1,092,085
		$1,644,170
	Total Real Estate	$7,081,152
	RETAILING - 0.3%
	Automotive Retail - 0.2%
625,000	AutoZone, Inc., 1.625%, 4/21/19	$620,032
500,000	Volkswagen Group of America Finance LLC, 1.65%, 5/22/18 (144A)	499,062
		$1,119,094
	Internet Retail - 0.1%
775,000	Amazon.com, Inc., 1.9%, 8/21/20 (144A)	$769,877
	Total Retailing	$1,888,971
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%
	Semiconductors - 0.4%
700,000	Intel Corp., 1.35%, 12/15/17	$699,962
150,000	Micron Semiconductor Asia Pte, Ltd., 1.258%, 1/15/19	149,231
570,000	QUALCOMM, Inc., 1.85%, 5/20/19	567,261
575,000	TSMC Global, Ltd., 1.625%, 4/3/18 (144A)	573,887
	Total Semiconductors & Semiconductor Equipment	$1,990,341
	SOFTWARE & SERVICES - 0.2%
	Systems Software - 0.2%
875,000	Microsoft Corp., 1.1%, 8/8/19	$863,584
	Total Software & Services	$863,584
	TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
	Computer Hardware Storage & Peripherals - 0.3%
600,000	Apple, Inc., 1.5%, 9/12/19	$595,450
585,000	Apple, Inc., 1.7%, 2/22/19	583,690
650,000(a)	Apple, Inc., 2.274% (3 Month USD LIBOR + 82 bps), 2/22/19	656,266
		$1,835,406
	Electric Components - 0.1%
560,000	Amphenol Corp., 2.2%, 4/1/20	$558,001
67,000	Amphenol Corp., 2.55%, 1/30/19	67,377
		$625,378
	Total Technology Hardware & Equipment	$2,460,784
	TELECOMMUNICATION SERVICES - 0.9%
	Integrated Telecommunication Services - 0.9%
425,000(a)	AT&T, Inc., 1.987% (3 Month USD LIBOR + 67 bps), 3/11/19	$427,525
600,000(a)	AT&T, Inc., 2.372% (3 Month USD LIBOR + 91 bps), 11/27/18	604,268
1,765,000	British Telecommunications Plc, 2.35%, 2/14/19	1,769,498
300,000	Deutsche Telekom International Finance BV, 1.5%, 9/19/19 (144A)	295,804
570,000(a)	Deutsche Telekom International Finance BV, 1.933% (3 Month USD LIBOR + 58 bps), 1/17/20 (144A)	571,575
1,000,000	GTP Acquisition Partners I LLC, 2.35%, 6/15/20 (144A)	993,459
575,000	Orange SA, 1.625%, 11/3/19	568,557
	Total Telecommunication Services	$5,230,686
	TRANSPORTATION - 0.6%
	Highways & Railtracks - 0.2%
1,065,000	ERAC USA Finance LLC, 2.35%, 10/15/19 (144A)	$1,062,174
	Railroads - 0.4%
535,000	Burlington Northern Santa Fe LLC, 5.75%, 3/15/18	$541,036
834,000	Norfolk Southern Corp., 5.75%, 4/1/18	844,180
500,000	TTX Co., 2.25%, 2/1/19 (144A)	499,165
470,000	Union Pacific Corp., 5.7%, 8/15/18	482,368
		$2,366,749
	Total Transportation	$3,428,923
	UTILITIES - 2.7%
	Electric Utilities - 1.9%
500,000	American Electric Power Co., Inc., 1.65%, 12/15/17	$500,000
215,000	Duke Energy Corp., 2.1%, 6/15/18	215,187
635,000	Duke Energy Corp., 6.25%, 6/15/18	650,120
550,000	Edison International, 2.125%, 4/15/20	547,684
1,453,000	Electricite de France SA, 2.15%, 1/22/19 (144A)	1,454,659
490,000	Eversource Energy, 1.45%, 5/1/18	489,283
200,000	Eversource Energy, 4.5%, 11/15/19	207,870
1,520,000	Georgia Power Co., 2.0%, 3/30/20	1,515,163
575,000	NextEra Energy Capital Holdings, Inc., 1.649%, 9/1/18	573,860
1,175,000	NextEra Energy Capital Holdings, Inc., 2.3%, 4/1/19	1,175,562
400,000	Ohio Power Co., 6.05%, 5/1/18	406,762
755,000	PECO Energy Co., 5.35%, 3/1/18	762,145
1,534,000	PPL Capital Funding, Inc., 1.9%, 6/1/18	1,533,099
600,000	Southern Co., 1.85%, 7/1/19	596,796
		$10,628,190
	Gas Utilities - 0.3%
600,000	DCP Midstream Operating LP, 2.5%, 12/1/17	$600,000
664,000	Kinder Morgan Finance Co., LLC, 6.0%, 1/15/18 (144A)	667,045
255,000	Panhandle Eastern Pipe Line Co. LP, 7.0%, 6/15/18	261,851
		$1,528,896
	Multi-Utilities - 0.5%
320,000	Dominion Energy, Inc., 1.6%, 8/15/19	$316,659
1,495,000	Dominion Energy, Inc., 1.875%, 1/15/19	1,488,595
575,000	Dominion Energy, Inc., 1.9%, 6/15/18	575,066
285,000	Dominion Energy, Inc., 2.579%, 7/1/20	285,159
500,000	Sempra Energy, 9.8%, 2/15/19	544,625
		$3,210,104
	Total Utilities	$15,367,190
	TOTAL CORPORATE BONDS
	(Cost $239,619,463)	$238,661,945
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.7% of Net Assets
933,574	Fannie Mae, 2.0%, 11/1/23	$927,952
26,787(a)	Fannie Mae, 2.344% (12 Month Treasury Average Rate + 140 bps), 11/1/40	26,328
464,806(a)	Fannie Mae, 2.432% (12 Month USD LIBOR + 160 bps), 7/1/45	472,844
202,592	Fannie Mae, 2.5%, 6/1/23	203,635
1,070,852	Fannie Mae, 2.5%, 3/1/28	1,075,770
1,133(a)	Fannie Mae, 2.832% (1 Year CMT Index + 212 bps), 11/1/25	1,177
295,256	Fannie Mae, 3.0%, 5/1/21	301,018
646,782	Fannie Mae, 3.0%, 10/1/27	659,404
853,199	Fannie Mae, 3.0%, 11/1/27	871,753
1,948(a)	Fannie Mae, 3.084% (1 Year CMT Index + 222 bps), 4/1/29	1,987
282,295(a)	Fannie Mae, 3.146% (12 Month USD LIBOR + 140 bps), 10/1/36	284,424
2,621(a)	Fannie Mae, 3.338% (1 Year CMT Index + 246 bps), 4/1/28	2,644
41,691(a)	Fannie Mae, 3.369% (1 Year CMT Index + 232 bps), 12/1/28	43,215
70,195(a)	Fannie Mae, 3.405% (1 Year CMT Index + 216 bps), 10/1/29	71,412
29,981(a)	Fannie Mae, 3.575% (12 Month USD LIBOR + 180 bps), 7/1/36	31,629
64,031(a)	Fannie Mae, 3.583% (6 Month USD LIBOR + 218 bps), 11/1/24	66,196
39,214(a)	Fannie Mae, 3.685% (6 Month USD LIBOR + 224 bps), 1/1/25	39,832
136,693	Fannie Mae, 4.0%, 12/1/19	140,830
106,136(a)	Fannie Mae, 4.303% (11th District Cost of Funds Index + 193 bps), 12/1/36	112,195
554(a)	Fannie Mae, 4.381% (6 Month USD LIBOR + 285 bps), 2/1/33	582
260,756	Fannie Mae, 4.5%, 5/1/39	282,591
435,412	Fannie Mae, 4.5%, 5/1/39	471,786
144,014	Fannie Mae, 4.5%, 1/1/41	155,063
73,851	Fannie Mae, 5.0%, 11/1/20	76,284
321,001	Fannie Mae, 5.0%, 10/1/41	348,133
21,305	Fannie Mae, 5.5%, 12/1/35	23,540
152,235	Fannie Mae, 5.5%, 8/1/37	169,739
189,234	Fannie Mae, 6.0%, 10/1/22	199,466
15,479	Fannie Mae, 6.0%, 2/1/34	17,337
14,221	Fannie Mae, 6.0%, 4/1/38	15,993
181,800	Fannie Mae, 6.5%, 4/1/29	204,015
3,874	Fannie Mae, 6.5%, 7/1/32	4,425
10,716	Fannie Mae, 7.0%, 1/1/36	11,883
558,323	Federal Home Loan Mortgage Corp., 2.5%, 10/1/27	561,070
2,286(a)	Federal Home Loan Mortgage Corp., 3.234% (1 Year CMT Index + 211 bps), 5/1/25	2,282
1,571(a)	Federal Home Loan Mortgage Corp., 3.352% (1 Year CMT Index + 236 bps), 1/1/28	1,640
1,816(a)	Federal Home Loan Mortgage Corp., 3.389% (12 Month Treasury Average Rate + 250 bps), 4/1/29	1,836
3,761(a)	Federal Home Loan Mortgage Corp., 3.474% (1 Year CMT Index + 225 bps), 11/1/31	3,962
166,341(a)	Federal Home Loan Mortgage Corp., 3.533% (12 Month USD LIBOR + 191 bps), 12/1/31	$166,673
112,471(a)	Federal Home Loan Mortgage Corp., 3.656% (12 Month USD LIBOR + 191 bps), 10/1/31	114,032
37,293(a)	Federal Home Loan Mortgage Corp., 3.658% (12 Month USD LIBOR + 191 bps), 8/1/31	38,647
7,713(a)	Federal Home Loan Mortgage Corp., 3.791% (6 Month USD LIBOR + 229 bps), 4/1/25	7,901
84,337	Federal Home Loan Mortgage Corp., 4.0%, 5/1/24	87,628
22,028	Federal Home Loan Mortgage Corp., 4.5%, 7/1/19	22,372
21,169	Federal Home Loan Mortgage Corp., 4.5%, 7/1/19	21,500
25,208	Federal Home Loan Mortgage Corp., 5.0%, 2/1/21	26,072
47,217	Federal Home Loan Mortgage Corp., 5.0%, 12/1/39	51,436
15,476	Federal Home Loan Mortgage Corp., 5.5%, 8/1/23	16,176
960,984	Federal National Mortgage Association, 2.0%, 8/1/23	955,193
793,894	Federal National Mortgage Association, 2.5%, 9/1/22	793,566
307,652	Federal National Mortgage Association, 3.0%, 12/1/21	313,656
72,818	Federal National Mortgage Association, 4.0%, 8/1/19	75,021
244,454	Federal National Mortgage Association, 4.0%, 1/1/20	251,852
335,770	Federal National Mortgage Association, 4.0%, 10/1/20	345,931
364,510	Federal National Mortgage Association, 4.0%, 3/1/21	375,541
97,062	Government National Mortgage Association I, 5.0%, 8/15/19	99,918
37,646	Government National Mortgage Association I, 6.0%, 12/15/31	42,558
65,093	Government National Mortgage Association I, 6.0%, 11/15/36	72,961
18,899	Government National Mortgage Association I, 6.5%, 5/15/31	21,797
6,664	Government National Mortgage Association I, 6.5%, 7/15/35	7,409
20,267	Government National Mortgage Association I, 6.5%, 10/15/37	23,486
31,429	Government National Mortgage Association I, 7.5%, 10/15/36	33,197
22,328	Government National Mortgage Association II, 6.0%, 8/20/19	22,587
108,448	Government National Mortgage Association II, 6.0%, 10/20/21	111,775
84,266	Government National Mortgage Association II, 6.0%, 4/20/22	86,890
82,452	Government National Mortgage Association II, 6.0%, 11/20/22	85,832
500,000	U.S. Treasury Bond, 8.125%, 8/15/21	609,121
495,000	U.S. Treasury Notes, 0.75%, 9/30/18	491,442
860,000	U.S. Treasury Notes, 1.0%, 8/15/18	856,641
285,000	U.S. Treasury Notes, 1.0%, 9/15/18	283,597
2,020,000	U.S. Treasury Notes, 1.0%, 3/15/19	2,000,584
875,000	U.S. Treasury Notes, 1.0%, 6/30/19	864,780
500,000	U.S. Treasury Notes, 1.125%, 1/31/19	496,543
865,000	U.S. Treasury Notes, 1.125%, 2/28/19	858,546
2,335,000	U.S. Treasury Notes, 1.125%, 7/31/21	2,261,302
4,100,000	U.S. Treasury Notes, 1.125%, 8/31/21	3,965,309
575,000	U.S. Treasury Notes, 1.25%, 11/15/18	572,687
1,430,000	U.S. Treasury Notes, 1.25%, 11/30/18	1,423,800
295,000	U.S. Treasury Notes, 1.25%, 1/31/20	291,428
860,000	U.S. Treasury Notes, 1.375%, 12/31/18	857,010
575,000	U.S. Treasury Notes, 1.375%, 4/30/20	568,419
1,445,000	U.S. Treasury Notes, 1.5%, 12/31/18	1,441,839
2,295,000	U.S. Treasury Notes, 1.5%, 3/31/19	2,287,738
1,440,000	U.S. Treasury Notes, 1.5%, 5/31/19	1,434,319
2,760,000	U.S. Treasury Notes, 1.625%, 6/30/19	2,753,639
1,385,000	U.S. Treasury Notes, 1.625%, 7/31/19	1,381,483
860,000	U.S. Treasury Notes, 1.625%, 8/31/19	857,581
860,000	U.S. Treasury Notes, 1.625%, 12/31/19	856,607
2,045,000	U.S. Treasury Notes, 1.75%, 10/31/18	2,046,438
2,550,000	U.S. Treasury Notes, 2.0%, 8/31/21	2,547,410
3,295,000	U.S. Treasury Notes, 2.25%, 7/31/21	3,320,871
1,865,000	U.S. Treasury Notes, 3.125%, 5/15/19	1,902,009
		$49,388,622
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $50,033,458)	$49,388,622
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 4.9% of Net Assets*(a)
	AUTOMOBILES & COMPONENTS - 0.3%
	Auto Parts & Equipment - 0.2%
478,938	American Axle & Manufacturing, Inc., Tranche B Term Loan, 3.6% (LIBOR + 225 bps), 4/6/24	$480,738
498,826	BBB Industries US Holdings, Inc., First Lien Term B Loan, 5.85% (LIBOR + 450 bps), 11/3/21	506,153
		$986,891
	Automobile Manufacturers - 0.1%
345,386	FCA US LLC (fka Chrysler Group LLC), Tranche B Term Loan, 3.29% (LIBOR + 200 bps), 12/31/18	$346,681
374,975	TI Group Automotive Systems LLC, Initial US Term Loan, 4.1% (LIBOR + 275 bps), 6/30/22	$377,319
		$724,000
	Total Automobiles & Components	$1,710,891
	CAPITAL GOODS - 0.4%
	Aerospace & Defense - 0.1%
400,000	MacDonald, Dettwiler and Associates, Ltd., 4.1% Initial Term B Loan (LIBOR + 275 bps), 10/4/24	$402,214
	Construction & Farm Machinery & Heavy Trucks - 0.1%
393,000	Navistar, Inc., Tranche B Term Loan, 4.75% (LIBOR + 350 bps), 11/6/24	$394,474
251,257	Terex Corp., Incremental U.S. Term Loan, 3.583% (LIBOR + 225 bps), 1/31/24	252,409
		$646,883
	Electrical Components & Equipment - 0.1%
390,741	Southwire Co. LLC (fka Southwire Co.), Initial Term Loan, 3.745% (LIBOR + 250 bps), 2/10/21	$393,305
331,812	WireCo WorldGroup, Inc. (WireCo WorldGroup Finance LP) First Lien Initial Term Loan B, 6.979% (LIBOR + 550 bps), 9/29/23	332,745
		$726,050
	Industrial Conglomerates - 0.1%
324,385	Milacron LLC, Term B Loan, 4.1% (LIBOR + 275 bps), 9/28/23	$325,398
	Industrial Machinery - 0.0%†
168,577	NN, Inc., Tranche B Term Loan, 5.1% (LIBOR + 375 bps), 10/19/22	$168,929
	Trading Companies & Distributors - 0.0%†
29,663	WESCO Distribution, Inc., Tranche B-1 Term Loan, 4.35% (LIBOR + 300 bps), 12/12/19	$29,700
	Total Capital Goods	$2,299,174
	COMMERCIAL SERVICES & SUPPLIES - 0.1%
	Diversified Support Services - 0.0%†
137,741	TMS International Corp. (aka Tube City IMS Corp.), Term B-1 Loan, 4.246% (LIBOR + 300 bps), 8/14/24	$138,429
	Human Resources & Employment Services - 0.0%†
91,376	On Assignment, Inc., Tranche B-3 Term Loan, 3.35% (LIBOR + 200 bps), 6/3/22	$92,023
	Office Services & Supplies - 0.0%†
150,862	West Corp., Term B Loan, 5.35% (LIBOR + 400 bps), 10/10/24	$150,827
	Security & Alarm Services - 0.1%
383,481	GW Honos Security Corp. (Garda World Security Corp.), Term B Loan, 4.972% (LIBOR + 350 bps/PRIME + 250 bps), 5/24/24	$385,239
	Total Commercial Services & Supplies	$766,518
	CONSUMER DISCRETIONARY - 0.0%†
	Advertising - 0.0%†
100,000(f)	Red Ventures LLC (New Imagitas, Inc.), First Lien Term Loan, 11/8/24	$99,713
	Total Consumer Discretionary	$99,713
	CONSUMER DURABLES & APPAREL - 0.0%†
	Housewares & Specialties - 0.0%†
187,926	Prestige Brands, Inc., Term B-4 Loan, 4.1% (LIBOR + 275 bps), 1/26/24	$189,134
	Total Consumer Durables & Apparel	$189,134
	CONSUMER SERVICES - 0.3%
	Casinos & Gaming - 0.1%
710,053	Scientific Games International, Inc., Initial Term B-4 Loan, 4.657% (LIBOR + 325 bps), 8/14/24	$717,653
	Education Services - 0.1%
386,952	Bright Horizons Family Solutions LLC (fka Bright Horizons Family Solutions, Inc.), Term B Loan, 3.6% (LIBOR + 225 bps), 11/7/23	$388,806
	Hotels, Resorts & Cruise Lines - 0.1%
312,230	Hilton Worldwide Finance LLC, Series B-2 Term Loan, 3.328% (LIBOR + 200 bps), 10/25/23	$314,199
	Total Consumer Services	$1,420,658
	DIVERSIFIED FINANCIALS - 0.3%
	Diversifed Capital Markets - 0.1%
288,750	Outfront Media Capital LLC (Outfront Media Capital Corp.), Term Loan, 3.313% (LIBOR + 200 bps), 3/18/24	$290,158
	Other Diverisified Financial Services - 0.1%
423,530	Delos Finance S.a.r.l., New Term Loan, 3.333% (LIBOR + 200 bps), 10/6/23	$427,501
322,438	Fly Funding II S.a.r.l., Term Loan, 3.41% (LIBOR + 200 bps), 2/9/23	323,042
		$750,543
	Specialized Finance - 0.1%
519,554	1011778 B.C. Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-3 Loan, 3.593% (LIBOR + 225 bps), 2/16/24	$520,203
193,500	SBA Senior Finance II LLC, Incremental Tranche B-1 Term Loan, 3.6% (LIBOR + 225 bps), 3/24/21	194,306
		$714,509
	Total Diversified Financials	$1,755,210
	FOOD & STAPLES RETAILING - 0.1%
	Food Retail - 0.1%
449,298	Albertson's LLC, 2017-1 Term B-6 Loan, 4.462% (LIBOR + 300 bps), 6/22/23	$437,254
	Total Food & Staples Retailing	$437,254
	FOOD, BEVERAGE & TOBACCO - 0.2%
	Agricultural Products - 0.1%
461,563	Darling Ingredients, Inc. (fka Darling International, Inc.), Term B USD Loan, 3.857% (LIBOR + 250 bps/PRIME + 150 bps), 1/6/21	$468,197
	Packaged Foods & Meats - 0.1%
474,701	JBS USA Lux SA (fka JBS USA LLC), Initial Term Loan, 3.764% (LIBOR + 250 bps), 10/30/22	$465,726
	Total Food, Beverage & Tobacco	$933,923
	HEALTH CARE EQUIPMENT & SERVICES - 0.5%
	Health Care Facilities - 0.1%
55,413	CHS/Community Health Systems, Inc., Incremental 2019 Term G Loan, 4.229% (LIBOR + 275 bps), 12/31/19	$54,097
102,642	CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan, 4.479% (LIBOR + 300 bps), 1/27/21	98,351
267,403	Kindred Healthcare, Inc., New Term Loan, 4.875% (LIBOR + 350 bps), 4/9/21	268,419
258,074	Vizient, Inc., Term B-3 Loan, 4.85% (LIBOR + 350 bps), 2/13/23	259,283
		$680,150
	Health Care Services - 0.2%
492,528	Envision Healthcare Corp. (fka Emergency Medical Services Corp.), Initial Term Loan, 4.35% (LIBOR + 300 bps), 12/1/23	$494,221
638,625	U.S. Renal Care, Inc., First Lien Initial Term Loan, 5.583% (LIBOR + 425 bps), 12/30/22	624,416
		$1,118,637
	Health Care Supplies - 0.2%
260,788	Halyard Health, Inc., Term Loan, 4.1% (LIBOR + 275 bps), 11/1/21	$262,744
578,550	Kinetic Concepts, Inc., Dollar Term Loan, 4.583% (LIBOR + 325 bps), 2/2/24	577,755
294,023	Sterigenics-Nordion Holdings LLC, Incremental Term Loan, 4.35% (LIBOR + 300 bps), 5/15/22	294,023
		$1,134,522
	Total Health Care Equipment & Services	$2,933,309
	HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
	Personal Products - 0.1%
453,084	Party City Holdings, Inc., 2016 Replacement Term Loan, 4.44% (LIBOR + 300 bps), 8/19/22	$453,969
	Total Household & Personal Products	$453,969
	MATERIALS - 0.4%
	Construction Materials - 0.1%
48,223	CeramTec Service GmbH (CeramTec Acquisition Corp.), Dollar Term B-3 Loan, 4.229% (LIBOR + 275 bps), 8/30/20	$48,268
157,476	CeramTec Service GmbH (CeramTec Acquisition Corp.), Initial Dollar Term B-1 Loan, 4.229% (LIBOR + 275 bps), 8/30/20	157,624
20,218	CeramTec Service GmbH (CeramTec Acquisition Corp.), Initial Dollar Term B-2 Loan, 4.229% (LIBOR + 275 bps), 8/30/20	20,237
		$226,129
	Diversified Chemicals - 0.1%
136,047	Tronox, Ltd., First Lien Blocked Dollar Term Loan, 4.323% (LIBOR + 300 bps), 9/23/24	$137,441
313,953	Tronox, Ltd., First Lien Initial Dollar Term Loan, 4.323% (LIBOR + 300 bps), 9/23/24	317,171
		$454,612
	Metal & Glass Containers - 0.0%†
62,995	BWay Holding Co., Initial Term Loan, 4.598% (LIBOR + 325 bps), 4/3/24	$63,363
	Specialty Chemicals - 0.2%
913,918	MacDermid, Inc. (Platform Specialty Products Corp.), Tranche B-6 Term Loan, 4.35% (LIBOR + 300 bps), 6/7/23	$920,011
288,947	MacDermid, Inc. (Platform Specialty Products Corp.), Tranche B-7 Term Loan, 3.85% (LIBOR + 250 bps), 6/7/20	291,223
118,103	W.R. Grace & Co., U.S. Term Loan, 3.385% (LIBOR + 200 bps), 2/3/21	$119,207
		$1,330,441
	Total Materials	$2,074,545
	MEDIA - 0.9%
	Broadcasting - 0.5%
795,024	Gray Television, Inc., Term B-2 Loan, 3.493% (LIBOR + 225 bps), 2/7/24	$799,397
192,947	Quebecor Media, Inc., Facility B-1 Tranche, 3.663% (LIBOR + 225 bps), 8/17/20	193,550
800,000	Raycom TV Broadcasting LLC, Tranche B Term Loan, 4.078% (LIBOR + 275 bps), 8/23/24	807,250
427,264	Sinclair Television Group, Inc., Tranche B Term Loan, 3.6% (LIBOR + 225 bps), 1/3/24	427,439
33,254	Tribune Media Co. (fka Tribune Co.), Term B Loan, 4.35% (LIBOR + 300 bps), 12/27/20	33,365
414,475	Tribune Media Co. (fka Tribune Co.), Term C Loan, 4.35% (LIBOR + 300 bps), 1/26/24	415,856
		$2,676,857
	Cable & Satellite - 0.3%
387,055	Mediacom Illinois LLC (fka Mediacom Communications LLC), Tranche K Term Loan, 3.46% (LIBOR + 225 bps), 2/15/24	$388,627
1,025,000	Ziggo Secured Finance Partnership, Term Loan E Facility, 3.75% (LIBOR + 250 bps), 4/15/25	1,030,766
		$1,419,393
	Movies & Entertainment - 0.1%
240,075	AMC Entertainment, Inc. (fka AMC entertainment, Inc.) Initial Term Loan, 3.5% (LIBOR + 225 bps), 12/15/22	$241,028
495,013	Live Nation Entertainment, Inc., Term B-3 Loan, 3.625% (LIBOR + 225 bps), 10/31/23	499,034
		$740,062
	Total Media	$4,836,312
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
	Pharmaceuticals - 0.1%
239,400	Endo Luxembourg Finance Co. I S.a.r.l., Initial Term Loan, 5.625% (LIBOR + 425 bps), 4/29/24	$241,270
273,035	Mallinckrodt International Finance SA, 2017 Term B Loan, 4.083% (LIBOR + 275 bps), 9/24/24	273,149
257,581	Valeant Pharmaceuticals International, Inc., Series F Tranche B Term Loan, 4.75% (LIBOR + 350 bps), 4/1/22	259,674
	Total Pharmaceuticals, Biotechnology & Life Sciences	$774,093
	REAL ESTATE - 0.1%
	Hotel & Resort REIT - 0.1%
310,275	MGM Growth Properties Operating Partnership LP, Term B Loan, 3.6% (LIBOR + 225 bps), 4/25/23	$312,020
	Total Real Estate	$312,020
	RETAILING - 0.1%
	Specialty Stores - 0.1%
450,000	Staples, Inc., Closing Date Term Loan, 5.31% (LIBOR + 400 bps), 9/12/24	$431,437
	Total Retailing	$431,437
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
	Semiconductor Equipment - 0.1%
606,038	Sensata Technologies BV (Sensata Technologies Finance Co. LLC), Sixth Amendment Term Loan, 2.995% (LIBOR + 175 bps), 10/14/21	$609,699
	Semiconductors - 0.0%†
98,235	ON Semiconductor Corp., 2017 New Replacement Term Loan, 3.6% (LIBOR + 225 bps), 3/31/23	$98,754
	Total Semiconductors & Semiconductor Equipment	$708,453
	SOFTWARE & SERVICES - 0.2%
	Application Software - 0.0%†
245,970	Verint Systems Inc., Initial Term Loan, 3.627% (LIBOR + 225 bps), 6/28/24	$247,046
	Internet Software & Services - 0.0%†
184,392	Vantiv LLC (fka Fifth Third Processing Solutions LLC), New Term B-3 Loan, 3.25% (LIBOR + 200 bps), 10/14/23	$185,759
	IT Consulting & Other Services - 0.1%
391,962	CDW LLC (aka AP Exhaust Acq) (fka CDW Corp.), Term Loan, 3.34% (LIBOR + 200 bps), 8/17/23	$395,294
59	Evergreen Skills Lux S.a.r.l., First Lien Initial Term Loan, 6.1% (LIBOR + 475 bps), 4/28/21	57
		$395,351
	Systems Software - 0.1%
345,941	MA FinanceCo. LLC (aka Micro Focus International Plc), Tranche B-2 Term Loan, 3.85% (LIBOR + 250 bps), 11/19/21	$346,330
	Total Software & Services	$1,174,486
	TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
	Communication Equipment - 0.0%†
275,434	Ciena Corp., Refinancing Term Loan, 3.783% (LIBOR + 250 bps), 1/28/22	$276,812
	Electronic Equipment Manufacturers - 0.1%
283,934	Zebra Technologies Corp., Tranche B Term Loan, 3.371% (LIBOR + 200 bps), 10/27/21	$285,403
	Total Technology Hardware & Equipment	$562,215
	TELECOMMUNICATIONS SERVICES - 0.1%
	Integrated Telecommunication Services - 0.1%
365,353	GCI Holdings, Inc., New Term B Loan, 3.6% (LIBOR + 225 bps), 2/2/22	$366,609
225,000	Level 3 Financing, Inc., Tranche B 2024 Term Loan, 3.696% (LIBOR + 225 bps), 2/22/24	225,141
		$591,750
	Wireless Telecommunications Services - 0.0%†
235,662	Virgin Media Bristol LLC, Facility K, 3.75% (LIBOR + 250 bps), 1/15/26	$235,830
	Total Telecommunications Services	$827,580
	TRANSPORTATION - 0.1%
	Airlines - 0.1%
727,500	American Airlines, Inc., 2017 New Replacement Term Loan, 3.246% (LIBOR + 200 bps), 10/10/21	$728,727
96,212	Delta Air Lines, Inc., 2014 Term B-1 Loan, 3.764% (LIBOR + 250 bps), 10/18/18	96,731
	Total Transportation	$825,458
	UTILITIES - 0.4%
	Electric Utilities - 0.4%
800,602	APLP Holdings, Ltd. Partnership, Term Loan, 4.85% (LIBOR + 350 bps), 4/13/23	$808,984
649,635	Calpine Construction Finance Co. LP, Term B-2 Loan, 3.85% (LIBOR + 250 bps), 1/31/22	651,462
681,967	Eastern Power LLC (Eastern Covert Midco LLC) (aka TPF II LC LLC), Term Loan, 5.1% (LIBOR + 375 bps), 10/2/23	688,694
	Total Utilities	$2,149,140
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $27,442,982)	$27,675,492
	TEMPORARY CASH INVESTMENTS - 0.8% of Net Assets
	COMMERCIAL PAPERS - 0.3%
575,000(g)	Oneok, Inc., 12/12/17	$574,684
850,000(g)	UDR, Inc., 12/8/17	849,741
		$1,424,425
	CERTIFICATES OF DEPOSIT - 0.5%
1,250,000(a)	Bank of Montreal, 2.021% (3 Month USD LIBOR + 70 bps), 3/16/18	$1,250,526
308,000(a)	Credit Suisse AG, 2.617% (3 Month USD LIBOR + 130 bps), 3/8/18	308,216
585,000(a)	Mizuho Bank, Ltd., 1.828% (3 Month USD LIBOR + 50 bps), 9/24/18	585,657
570,000(a)	Toronto-Dominion Bank, 1.503% (1 Month USD LIBOR + 26 bps), 5/7/18	570,386
		$2,714,785
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $4,140,731)	$4,139,210
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 100.6%
	(Cost $574,263,636)	$572,586,745
	OTHER ASSETS AND LIABILITIES - (0.6)%	($3,293,920)
	NET ASSETS - 100.0%	$569,292,825

BPS	Basis Points.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
Strips	Separate trading of Registered interest and principal of securities.
ZERO	Zero Constant Index.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At November 30, 2017, the value of these securities amounted to $212,239,260, or 37.3% of net assets.

(Cat Bond)	Catastrophe or event-linked bond. At November 30, 2017, the value of these securities amounted to $19,416,607, or 3.4% of net assets.
†	Amount rounds to less than 0.1%.

P

*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at November 30, 2017.

+	Securities that used significant unobservable inputs to determine their value.
(a)	Floating rate note. Coupon rate, reference index and spread shown at November 30, 2017.
(b)	The interest rate is subject to change periodically. The interest rate, reference index and spread shown at November 30, 2017.
(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at November 30, 2017.
(d)	Structured reinsurance investment. At November 30, 2017, the value of these securities amounted to $9,042,128, or 1.6% of net assets.
(e)	Rate to be determined.
(f)	This term loan will settle after November 30, 2017, at which time the interest rate will be determined.
(g)	Security issued with a zero coupon. Income is earned through accretion of discount.

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
630	U.S. 2 Year Note (CBT)	03/29/18	$135,183,764	$135,075,938	$(107,826)

Number of Contracts (Short)	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
74	U.S. 5 Year Note (CBT)	03/29/18	$8,638,990	$8,609,438	$29,552

TOTAL FUTURES CONTRACTS			$126,544,774	$126,466,500	$(78,274)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of November 30, 2017, in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$–	$91,777,002	$--	$91,777,002
Collateralized Mortgage Obligations	–	160,944,474	--	160,944,474
Corporate Bonds
Insurance
Reinsurance	–	18,619,247	9,839,488	28,458,735
All Other Corporate Bonds	–	210,203,210	–	210,203,210
U.S. Government and Agency Obligations	–	49,388,622	–	49,388,622
Senior Secured Floating Rate Loan Interests	–	27,675,492	–	27,675,492
Commercial Papers	–	1,424,425	–	1,424,425
Certificates of Deposit	–	2,714,785	–	2,714,785
Total Investments in Securities	$–	$562,747,257	$9,839,488	$572,586,745
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(78,274)	$–	$–	$(78,274)
Total Other Financial Instruments	$(78,274)	$–	$–	$(78,274)

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Corporate Bonds
Balance as of 8/31/17	$9,761,646
Realized gain (loss)	(3,989)
Change in unrealized appreciation (depreciation)	(694,107)
Accrued discounts/premiums	(21,422)
Purchases	--
Sales	--
Transfers in to Level 3*	797,360
Transfers out of Level 3*	--
Balance as of 11/30/17	$9,839,488
*	Transfers are calculated on the beginning of period value. For three months ended November 30, 2017, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized depreciation of Level 3 investments still held and considered Level 3 at November 30, 2017: $689,771.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Short Term Income Fund

By (Signature and Title)*	/s/ Lisa M.Jones Lisa M.Jones, President and Chief Executive Officer

Date January 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Lisa M.Jones Lisa M.Jones, President and Chief Executive Officer

Date January 26, 2018

By (Signature and Title)*	/s/ Mark E. Bradley Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date January 26, 2018

* Print the name and title of each signing officer under his or her signature.